UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: February 28, 2011

The MFS New Discovery Value Fund, a series of the Registrant, is currently in registration and did not commence investment operations during the reporting period.

ITEM 1.	REPORTS TO STOCKHOLDERS.

There is no report to stockholders for the MFS New Discovery Value Fund because the fund did not have any shareholders at period end. Please see the note above.

MFS® Diversified Income Fund

ANNUAL REPORT

February 28, 2011

DIF-ANN

MFS® DIVERSIFIED INCOME FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief
Executive Officer

MFS Investment Management®

April 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)

U.S. Treasury Notes, 1.375%, 2012

2.9%

Simon Property Group, Inc., REIT

2.0%

U.S. Treasury Notes, 2.75%, 2019

1.7%

Fannie Mae, 5.5%, 30 Years

1.3%

U.S. Treasury Notes, 1.875%, 2014

1.2%

U.S. Treasury Notes, 5.25%, 2029

1.1%

Public Storage, Inc., REIT

1.1%

U.S. Treasury Notes, 2.125%, 2015

1.1%

Chevron Corp.

1.0%

Vornado Realty Trust, REIT

0.9%

Fixed income sectors (i)

High Yield Corporates

22.2%

Emerging Markets Bonds

11.6%

U.S. Treasury Securities

10.8%

Mortgage-Backed Securities

6.5%

U.S. Government Agencies

1.0%

High Grade Corporates

0.9%

Commercial Mortgage-Backed Securities

0.2%

Floating Rate Loans

0.1%

Collateralized Debt Obligations (o)

0.0%

Non-U.S. Government Bonds (o)

0.0%

Equity sectors (i)

Financial Services

23.7%

Utilities & Communications

2.8%

Energy

2.7%

Health Care

2.4%

Leisure

2.1%

Basic Materials

1.7%

Consumer Staples

1.6%

Industrial Goods & Services

1.4%

Autos & Housing

0.9%

Retailing

0.7%

Technology

0.6%

Transportation

0.3%

Composition including fixed income credit quality (a)(i)

AAA

11.5%

AA

0.3%

A

1.1%

BBB

6.0%

BB

9.9%

B

13.5%

CCC

3.8%

CC

0.1%

C (o)

0.0%

U.S. Agency (NR)

6.8%

Other Fixed Income (NR)

0.3%

Non-Fixed Income (NR)

40.9%

Cash & Other

5.8%

Portfolio Composition – continued

(a)
The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from
Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed income securities and collateralized mortgage obligations of U.S. Agency mortgage backed securities. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Non-Fixed Income (NR) includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.

(i)
For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(o)
Less than 0.1%.

Percentages are based on net assets as of 2/28/11,
unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

The MFS Diversified Income Fund includes investments in high yield corporate bonds, U.S. government securities, emerging markets debt, real estate investment trusts (REITs), and domestic equity securities.

For the
twelve months ended February 28, 2011, Class A shares of the MFS Diversified Income Fund provided a total return of 17.36%, at net asset value. This compares with a return of 22.58% for the fund’s benchmark, the Standard &
Poor’s 500 Stock Index. Effective September 1, 2010, the Standard & Poor’s 500 Stock Index replaced the Barclays Capital U.S. Aggregate Bond Index as the fund’s benchmark. For the twelve months ended February 28,
2011, the Barclays Capital U.S. Aggregate Bond Index generated a return of 4.93%. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (the “Blended Index”), generated a return of 18.69%. The Blended Index reflects the blended returns of various equity and fixed income market indices, with percentage allocations to each index designed to resemble the allocations of the fund. The market indices and related percentage allocations used to compile the
Blended Index are set forth in the Performance Summary.

Market Environment

The beginning of the reporting period witnessed a continuation of the financial market and macroeconomic rebounds that had begun in early 2009. These recoveries in global activity and asset valuations were generally synchronized around the world, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recoveries included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the second and third quarters of 2010, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused many asset prices to retrench significantly, as many questioned the durability of the global recovery.

Towards the end of the period, the U.S. Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. However, in a text-book case of “buy the rumor, sell the fact,” the weeks following the early November announcement of further quantitative easing saw a sell-off in U.S. Treasury bonds. This rise in Treasury yields occurred despite risk-off behavior in equities and credit markets (which would

Management Review – continued

normally result in Treasury yield compression), and appears to have been the result of a few factors: signs of improved U.S. and global economic activity; opposition to quantitative easing from some quarters; and crowded long positions in U.S. Treasuries. The December agreement on an expansionary U.S. fiscal package also boosted sentiment, leading markets to reach near-term highs in risky asset valuations.

Factors affecting Performance

During a period in which real estate investment trusts (REITs) significantly outpaced the broad market, the fund’s underweight position in this asset class was the primary factor that held back relative results. Security selection within the REIT asset class was an additional factor that detracted from relative performance since the fund’s holdings in this asset class generated lower returns than the Morgan Stanley Capital International (MSCI) U.S. REIT Index. The fund’s investments in high yield corporate bonds held back relative performance as the high yield corporate bond sleeve underperformed the Barclay’s Capital U.S.
High-Yield Corporate Bond Index. Here, it was the fund’s return from yield, which was less than that of the high yield index, that held back relative performance.

The fund’s overweight position and stock selection within the U.S. large cap value equity sleeve were strong positive factors for relative returns. Stock selection was strongest in the retailing and leisure sectors. Within these sectors, ownership in standout-performing casino resorts operator Las Vegas Sands and specialty retailer Limited Brands contributed to relative results. The fund’s underweight position in the emerging markets debt sleeve was another contributor to performance relative to the Blended Index, as this asset class underperformed most of the other asset classes during the reporting period.

Respectfully,

John Addeo

David Cole

Richard Gable

Portfolio Manager

Portfolio Manager

Portfolio Manager

Thomas Pedulla

Matthew Ryan

Jonathan Sage

Portfolio Manager

Portfolio Manager

Portfolio Manager

Leo Saraceno

Geoffrey Schechter

James Swanson

Portfolio Manager

Portfolio Manager

Portfolio Manager

The views expressed in this report are those of
the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 2/28/11

The
following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data
shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

Performance Summary – continued

Total Returns through 2/28/11

Average annual without sales charge

Share class

Class inception date

1-yr

Life (t)

A

5/26/06

17.36%

6.88%

C

5/26/06

16.51%

6.10%

I

5/26/06

17.65%

7.18%

R1

7/01/08

16.51%

8.20%

R2

7/01/08

17.09%

8.74%

R3

7/01/08

17.48%

9.00%

R4

7/01/08

17.78%

9.27%

Comparative benchmarks

Standard & Poor’s 500 Stock Index (f)(z)

22.58%

N/A

MFS Diversified Income Fund Blended Index (f)(y)

18.69%

N/A

Barclays Capital U.S. Aggregate Bond Index (f)(z)

4.93%

N/A

Barclays Capital U.S. Government/Mortgage Bond Index (f)

3.77%

N/A

Barclays Capital U.S. High-Yield Corporate Bond Index (f)

17.51%

N/A

JPMorgan Emerging Markets Bond Index Global (f)

9.79%

N/A

MSCI U.S. REIT Index (f)

38.88%

N/A

Russell 1000 Value Index (f)

22.16%

N/A

Average annual with
sales charge

A With Initial Sales Charge (4.75%)

11.79%

5.80%

C With CDSC (1% for 12 months) (x)

15.51%

6.10%

Class I, R1, R2, R3, and
R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. No comparative benchmark performance information is provided for the “life” periods. (See
Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

(y)
MFS Diversified Income Fund Blended Index is at a point in time and allocations during the period can change. As of February 28, 2011 the blended index was comprised of 25%
Barclays Capital U.S. High-Yield Corporate Bond Index, 20% Barclays Capital U.S. Government/Mortgage Bond Index, 20% Russell 1000 Value Index, 20% MSCI U.S. REIT Index, and 15% JPMorgan Emerging Markets Bond Index Global.

(z)
Effective September 1, 2010, the Standard & Poor’s 500 Stock Index replaced the Barclays Capital U.S. Aggregate Bond Index as the primary benchmark for the fund. The fund’s investment adviser believes that the Standard & Poor’s 500 Stock Index better reflects the investment policies and strategies of the fund.

Benchmark Definitions

Barclays Capital U.S. Aggregate Bond Index – a market
capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities,

Performance Summary – continued

mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Barclays Capital U.S. Government/Mortgage Bond Index – measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie
Mae (FNMA), and Freddie Mac (FHLMC).

Barclays Capital U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

JPMorgan Emerging Markets Bond Index Global – measures the performance of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

MSCI U.S. REIT Index – a market capitalization-weighted index that is designed to measure equity market performance for real estate investment trusts (REITs) that generate a majority of their revenue and income from real estate rental and leasing operations.

Russell 1000 Value Index – constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an
index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark information is provided for life periods.

Performance results reflect
any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested
at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in
the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class

Annualized Expense Ratio

Beginning Account Value 9/01/10

Ending Account Value 2/28/11

Expenses Paid During Period (p) 9/01/10-2/28/11

A

Actual

1.10%

$1,000.00

$1,110.82

$5.76

Hypothetical (h)

1.10%

$1,000.00

$1,019.34

$5.51

C

Actual

1.85%

$1,000.00

$1,105.71

$9.66

Hypothetical (h)

1.85%

$1,000.00

$1,015.62

$9.25

I

Actual

0.85%

$1,000.00

$1,111.08

$4.45

Hypothetical (h)

0.85%

$1,000.00

$1,020.58

$4.26

R1

Actual

1.85%

$1,000.00

$1,106.82

$9.66

Hypothetical (h)

1.85%

$1,000.00

$1,015.62

$9.25

R2

Actual

1.35%

$1,000.00

$1,109.55

$7.06

Hypothetical (h)

1.35%

$1,000.00

$1,018.10

$6.76

R3

Actual

1.10%

$1,000.00

$1,110.82

$5.76

Hypothetical (h)

1.10%

$1,000.00

$1,019.34

$5.51

R4

Actual

0.85%

$1,000.00

$1,112.19

$4.45

Hypothetical (h)

0.85%

$1,000.00

$1,020.58

$4.26

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/28/11

The Portfolio of Investments is a complete
list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 52.5%

Issuer

Shares/Par

Value ($)

Aerospace - 0.3%

Alliant Techsystems, Inc., 6.875%, 2020

$
105,000

$
108,544

BE Aerospace, Inc., 8.5%, 2018

135,000

149,175

Bombardier, Inc., 7.5%, 2018 (n)

730,000

784,750

Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015

240,000

192,600

Oshkosh Corp., 8.25%, 2017

150,000

166,500

$
1,401,569

Agency - Other - 0.7%

Financing Corp., 9.4%, 2018

$
965,000

$
1,337,397

Financing Corp., 10.35%, 2018

715,000

1,047,540

Financing Corp., STRIPS, 0%, 2017

860,000

692,612

$
3,077,549

Apparel Manufacturers - 0.1%

Hanesbrands, Inc., 8%, 2016

$
215,000

$
232,738

Hanesbrands, Inc., 6.375%, 2020

100,000

96,450

Phillips-Van Heusen Corp., 7.375%, 2020

185,000

197,025

$
526,213

Asset-Backed & Securitized - 0.2%

Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049

$
198,555

$
102,560

Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049

100,000

105,400

Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046

199,556

211,013

G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)

188,032

186,621

JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049

124,877

134,504

JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.988%, 2051

105,201

111,193

Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050

66,000

61,768

Wachovia Bank Commercial Mortgage Trust, FRN, 5.746%, 2047

116,771

49,062

$
962,121

Automotive - 1.0%

Accuride Corp., 9.5%, 2018

$
175,000

$
195,125

Allison Transmission, Inc., 11%, 2015 (n)

345,000

375,188

Ford Motor Credit Co. LLC, 8%, 2014

690,000

771,707

Ford Motor Credit Co. LLC, 12%, 2015

1,555,000

1,963,766

General Motors Corp., 7.125%, 2013 (d)

268,000

85,090

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Automotive - continued

Goodyear Tire & Rubber Co., 10.5%, 2016

$
580,000

$
661,200

UCI International, Inc., 8.625%, 2019 (z)

65,000

69,225

$
4,121,301

Basic Industry - 0.0%

Trimas Corp., 9.75%, 2017

$
155,000

$
172,050

Broadcasting - 1.2%

Allbritton Communications Co., 8%, 2018

$
400,000

$
419,000

Citadel Broadcasting Corp., 7.75%, 2018 (z)

35,000

37,538

Entravision Communications Corp., 8.75%, 2017

50,000

54,000

Gray Television, Inc., 10.5%, 2015

70,000

74,375

Inmarsat Finance PLC, 7.375%, 2017 (n)

210,000

225,750

Intelsat Bermuda Ltd., 11.25%, 2017

250,000

276,563

Intelsat Jackson Holdings Ltd., 9.5%, 2016

1,430,000

1,512,225

Lamar Media Corp., 6.625%, 2015

250,000

256,250

LBI Media, Inc., 8.5%, 2017 (z)

125,000

104,531

Local TV Finance LLC, 9.25%, 2015 (p)(z)

413,826

401,411

Newport Television LLC, 13%, 2017 (p)(n)

79,814

75,491

Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014 (p)

244,997

237,647

Nexstar Broadcasting, Inc., 7%, 2014

80,000

78,000

Salem Communications Corp., 9.625%, 2016

24,000

26,340

Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)

195,000

220,350

Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)

30,000

31,725

SIRIUS XM Radio, Inc., 13%, 2013 (z)

150,000

178,875

SIRIUS XM Radio, Inc., 8.75%, 2015 (n)

405,000

449,044

SIRIUS XM Radio, Inc., 7.625%, 2018 (n)

160,000

169,600

Univision Communications, Inc., 12%, 2014 (n)

140,000

152,600

Univision Communications, Inc., 7.875%, 2020 (n)

95,000

101,888

Young Broadcasting, Inc., 8.75%, 2014 (d)

110,000

0

$
5,083,203

Brokerage & Asset Managers - 0.2%

E*TRADE Financial Corp., 7.875%, 2015

$
135,000

$
135,675

E*TRADE Financial Corp., 12.5%, 2017

435,000

515,475

Janus Capital Group, Inc., 6.7%, 2017

290,000

317,754

$
968,904

Building - 0.6%

Building Materials Holding Corp., 6.875%, 2018 (n)

$
150,000

$
153,750

Building Materials Holding Corp., 7%, 2020 (n)

60,000

63,225

CEMEX Finance LLC, 9.5%, 2016 (n)

435,000

466,755

CEMEX S.A.B. de C.V., 9%, 2018 (n)

1,064,000

1,101,240

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Building - continued

Nortek, Inc., 11%, 2013

$
266,200

$
283,503

Nortek, Inc., 10%, 2018 (n)

65,000

69,388

Owens Corning, 9%, 2019

345,000

408,265

Ply Gem Industries, Inc., 8.25%, 2018 (z)

90,000

92,138

$
2,638,264

Business Services - 0.4%

First Data Corp., 9.875%, 2015

$
185,000

$
186,850

Interactive Data Corp., 10.25%, 2018 (n)

370,000

414,400

Iron Mountain, Inc., 6.625%, 2016

190,000

190,950

Iron Mountain, Inc., 8.375%, 2021

70,000

77,438

SunGard Data Systems, Inc., 10.25%, 2015

612,000

644,895

SunGard Data Systems, Inc., 7.375%, 2018 (n)

95,000

98,087

SunGard Data Systems, Inc., 7.625%, 2020 (n)

110,000

113,575

$
1,726,195

Cable TV - 1.3%

Bresnan Broadband Holdings LLC, 8%, 2018 (z)

$
55,000

$
57,750

Cablevision Systems Corp., 8.625%, 2017

365,000

408,800

CCH II LLC, 13.5%, 2016

525,000

635,906

CCO Holdings LLC, 7.875%, 2018

335,000

357,613

CCO Holdings LLC, 8.125%, 2020

125,000

134,844

Cequel Communications Holdings, 8.625%, 2017 (z)

210,000

222,075

Charter Communications Operating LLC, 10.875%, 2014 (n)

145,000

162,944

CSC Holdings LLC, 8.5%, 2014

225,000

252,000

CSC Holdings LLC, 8.5%, 2015

305,000

333,975

Insight Communications Co., Inc., 9.375%, 2018 (n)

265,000

292,163

Mediacom LLC, 9.125%, 2019

350,000

371,875

Myriad International Holdings B.V., 6.375%, 2017 (n)

983,000

1,018,634

UPCB Finance III Ltd., 6.625%, 2020 (z)

245,000

244,081

Videotron LTEE, 6.875%, 2014

110,000

111,512

Virgin Media Finance PLC, 9.125%, 2016

300,000

320,250

Virgin Media Finance PLC, 9.5%, 2016

400,000

461,500

$
5,385,922

Chemicals - 1.4%

Ashland, Inc., 9.125%, 2017

$
325,000

$
378,016

Braskem S.A., 7%, 2020 (n)

526,000

543,095

Celanese U.S. Holdings LLC, 6.625%, 2018 (n)

115,000

120,175

Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018

425,000

456,344

Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)

55,000

58,506

Huntsman International LLC, 8.625%, 2021 (n)

295,000

327,450

Lyondell Chemical Co., 8%, 2017 (n)

103,000

115,939

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Chemicals - continued

Lyondell Chemical Co., 11%, 2018

$
1,580,286

$
1,813,378

Momentive Performance Materials, Inc., 12.5%, 2014

209,000

233,296

Momentive Performance Materials, Inc., 11.5%, 2016

464,000

503,440

Momentive Performance Materials, Inc., 9%, 2021 (n)

115,000

122,331

Polypore International, Inc., 7.5%, 2017 (z)

65,000

67,275

Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)

552,000

549,456

Solutia, Inc., 7.875%, 2020

435,000

478,500

$
5,767,201

Computer Software - 0.0%

Syniverse Holdings, Inc., 9.125%, 2019 (z)

$
160,000

$
172,800

Computer Software - Systems - 0.2%

DuPont Fabros Technology, Inc., REIT, 8.5%, 2017

$
590,000

$
650,475

Conglomerates - 0.2%

Amsted Industries, Inc., 8.125%, 2018 (n)

$
305,000

$
327,875

Pinafore LLC, 9%, 2018 (n)

450,000

500,625

$
828,500

Construction - 0.2%

Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)

$
616,000

$
689,920

Consumer Products - 0.3%

ACCO Brands Corp., 10.625%, 2015

$
20,000

$
22,600

ACCO Brands Corp., 7.625%, 2015

70,000

71,313

Central Garden & Pet Co., 8.25%, 2018

105,000

110,381

Easton-Bell Sports, Inc., 9.75%, 2016

245,000

275,625

Elizabeth Arden, Inc., 7.375%, 2021 (z)

160,000

168,000

Jarden Corp., 7.5%, 2017

110,000

117,013

Libbey Glass, Inc., 10%, 2015

319,000

348,508

NBTY, Inc., 9%, 2018 (n)

25,000

27,125

Visant Corp., 10%, 2017

165,000

178,612

$
1,319,177

Consumer Services - 0.5%

KAR Holdings, Inc., 10%, 2015

$
84,000

$
89,040

KAR Holdings, Inc., FRN, 4.304%, 2014

425,000

419,688

Realogy Corp., 10.5%, 2014

120,000

124,800

Service Corp. International, 6.75%, 2015

60,000

63,450

Service Corp. International, 7%, 2017

625,000

665,625

Service Corp. International, 7%, 2019

75,000

77,438

Ticketmaster Entertainment, Inc., 10.75%, 2016

430,000

471,925

$
1,911,966

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Containers - 0.4%

Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014

$
315,000

$
326,025

Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018

160,000

172,400

Greif, Inc., 6.75%, 2017

220,000

233,200

Owens-Illinois, Inc., 7.375%, 2016

115,000

125,350

Packaging Dynamics Corp., 8.75%, 2016 (z)

95,000

97,256

Reynolds Group, 7.75%, 2016 (n)

100,000

106,500

Reynolds Group, 7.125%, 2019 (n)

105,000

107,625

Reynolds Group, 9%, 2019 (z)

390,000

406,575

Reynolds Group, 8.25%, 2021 (z)

115,000

115,288

$
1,690,219

Defense Electronics - 0.1%

ManTech International Corp., 7.25%, 2018

$
115,000

$
120,175

MOOG, Inc., 7.25%, 2018

95,000

99,990

$
220,165

Electronics - 0.2%

CPI International Acquisition, Inc., 8%, 2018 (z)

$
80,000

$
80,600

Freescale Semiconductor, Inc., 10.125%, 2018 (n)

170,000

194,650

Freescale Semiconductor, Inc., 9.25%, 2018 (n)

225,000

250,875

Jabil Circuit, Inc., 7.75%, 2016

140,000

158,550

NXP B.V., 7.875%, 2014

285,000

297,469

$
982,144

Emerging Market Quasi-Sovereign - 3.6%

Banco do Brasil S.A., 5.375%, 2021 (n)

$
409,000

$
395,299

Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)

1,236,000

1,206,220

Banco Nacional de Desenvolvimento Economico e Social, 6.5%, 2019

509,000

553,537

Biz Finance PLC, 8.375%, 2015

621,000

642,735

BNDES Participacoes S.A., 6.5%, 2019 (n)

248,000

269,700

Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)

498,000

470,300

Development Bank of Kazakhstan, 5.5%, 2015 (n)

1,000,000

1,025,000

Ecopetrol S.A., 7.625%, 2019

201,000

232,658

Empresa Nacional del Petroleo, 5.25%, 2020 (n)

786,000

771,427

Gaz Capital S.A., 8.125%, 2014 (n)

784,000

887,394

Gaz Capital S.A., 5.092%, 2015 (n)

241,000

246,423

Gaz Capital S.A., 9.25%, 2019

333,000

408,551

KazMunaiGaz Finance B.V., 11.75%, 2015 (n)

680,000

850,000

KazMunaiGaz Finance B.V., 6.375%, 2021 (n)

202,000

206,808

Majapahit Holding B.V., 7.75%, 2020

454,000

511,885

Novatek Finance Ltd., 5.326%, 2016 (n)

200,000

204,120

Novatek Finance Ltd., 6.604%, 2021 (n)

998,000

1,030,435

Pemex Project Funding Master Trust, 6.625%, 2035

351,000

349,903

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Emerging Market Quasi-Sovereign - continued

Petrobras International Finance Co., 7.875%, 2019

$
566,000

$
667,064

Petrobras International Finance Co., 5.375%, 2021

1,843,000

1,850,057

Petrobras International Finance Co., 6.75%, 2041

139,000

142,245

Petroleos Mexicanos, 8%, 2019

160,000

190,000

Petroleos Mexicanos, 6%, 2020

223,000

233,035

Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)

449,669

478,897

Transnet Ltd., 4.5%, 2016 (z)

202,000

205,248

VEB Finance Ltd., 6.902%, 2020 (n)

521,000

545,122

VTB Capital S.A., 6.465%, 2015 (n)

179,000

189,525

VTB Capital S.A., 6.551%, 2020 (n)

478,000

476,518

$
15,240,106

Emerging Market Sovereign - 3.0%

Dominican Republic, 7.5%, 2021 (n)

$
517,000

$
532,510

Government of Ukraine, 6.875%, 2015 (n)

782,000

793,339

Republic of Argentina, 8.75%, 2017

1,146,000

1,154,595

Republic of Argentina, FRN, 0.467%, 2012

1,523,225

1,455,672

Republic of Colombia, 7.375%, 2017

187,000

221,315

Republic of Colombia, 7.375%, 2019

233,000

278,435

Republic of Indonesia, 8.5%, 2035

193,000

248,970

Republic of Panama, 8.875%, 2027

427,000

575,810

Republic of Panama, 9.375%, 2029

188,000

263,200

Republic of Peru, 7.35%, 2025

787,000

950,303

Republic of Philippines, 7.75%, 2031

389,000

474,580

Republic of Philippines, 6.375%, 2034

409,000

432,518

Republic of South Africa, 5.5%, 2020

1,035,000

1,089,338

Republic of Sri Lanka, 6.25%, 2020 (n)

101,000

99,485

Republic of Turkey, 5.625%, 2021

131,000

130,345

Republic of Ukraine, 7.95%, 2021 (z)

898,000

899,500

Republic of Uruguay, 8%, 2022

426,000

525,471

Republic of Uruguay, 7.625%, 2036

304,000

357,200

Republic of Venezuela, 12.75%, 2022

543,000

458,835

Republic of Venezuela, 9.25%, 2027

1,659,000

1,187,844

Republic of Vietnam, 6.875%, 2016

376,000

389,025

United Mexican States, 5.625%, 2017

306,000

337,365

United Mexican States, 5.75%, 2110

82,000

73,390

$
12,929,045

Energy - Independent - 1.7%

Bill Barrett Corp., 9.875%, 2016

$
250,000

$
280,000

Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)

245,000

260,313

Chesapeake Energy Corp., 6.875%, 2020

185,000

197,025

Comstock Resources, Inc., 7.75%, 2019

125,000

125,938

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Energy - Independent - continued

Concho Resources, Inc., 8.625%, 2017

$
55,000

$
60,638

Denbury Resources, Inc., 8.25%, 2020

190,000

211,375

Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)

255,000

274,125

EXCO Resources, Inc., 7.5%, 2018

95,000

94,288

Harvest Operations Corp., 6.875%, 2017 (n)

370,000

384,800

Hilcorp Energy I LP, 9%, 2016 (n)

490,000

514,500

Linn Energy LLC, 8.625%, 2020 (n)

375,000

418,125

Linn Energy LLC, 7.75%, 2021 (n)

135,000

143,438

Newfield Exploration Co., 6.625%, 2016

590,000

609,175

OPTI Canada, Inc., 9.75%, 2013 (n)

145,000

142,825

OPTI Canada, Inc., 8.25%, 2014

415,000

226,175

Penn Virginia Corp., 10.375%, 2016

505,000

566,863

Pioneer Natural Resources Co., 6.875%, 2018

280,000

303,991

Pioneer Natural Resources Co., 7.5%, 2020

665,000

746,658

Plains Exploration & Production Co., 7%, 2017

450,000

469,125

QEP Resources, Inc., 6.875%, 2021

205,000

214,738

Quicksilver Resources, Inc., 8.25%, 2015

150,000

154,875

Quicksilver Resources, Inc., 9.125%, 2019

240,000

254,400

Range Resources Corp., 8%, 2019

135,000

148,669

SandRidge Energy, Inc., 8%, 2018 (n)

415,000

434,713

$
7,236,772

Energy - Integrated - 0.2%

CCL Finance Ltd., 9.5%, 2014 (n)

$
894,000

$
1,028,100

Entertainment - 0.2%

AMC Entertainment, Inc., 8.75%, 2019

$
165,000

$
177,169

AMC Entertainment, Inc., 9.75%, 2020 (z)

245,000

262,763

Cinemark USA, Inc., 8.625%, 2019

110,000

119,900

NAI Entertainment Holdings LLC, 8.25%, 2017 (z)

100,000

107,500

$
667,332

Financial Institutions - 1.4%

American General Finance Corp., 5.375%, 2012

$
105,000

$
103,294

American General Finance Corp., 6.9%, 2017

420,000

376,950

CIT Group, Inc., 7%, 2014

440,000

448,525

CIT Group, Inc., 7%, 2016

1,045,000

1,054,144

CIT Group, Inc., 7%, 2017

1,435,000

1,445,763

Credit Acceptance Corp., 9.125%, 2017 (z)

210,000

222,600

General Electric Capital Corp., 6.375% to 2017, FRN to 2067

259,000

265,151

GMAC, Inc., 8%, 2031

405,000

463,725

International Lease Finance Corp., 8.75%, 2017 (n)

610,000

696,925

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Financial Institutions - continued

International Lease Finance Corp., 7.125%, 2018 (n)

$
262,000

$
285,908

International Lease Finance Corp., 8.25%, 2020

55,000

61,188

Nationstar Mortgage LLC, 10.875%, 2015 (z)

220,000

226,600

SLM Corp., 8%, 2020

435,000

461,644

$
6,112,417

Food & Beverages - 0.4%

ARAMARK Corp., 8.5%, 2015

$
160,000

$
167,200

B&G Foods, Inc., 7.625%, 2018

115,000

122,763

CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)

205,000

221,913

Constellation Brands, Inc., 7.25%, 2016

295,000

317,125

Del Monte Foods Co., 6.75%, 2015

300,000

304,500

Pinnacle Foods Finance LLC, 9.25%, 2015

305,000

317,963

Pinnacle Foods Finance LLC, 10.625%, 2017

105,000

112,613

TreeHouse Foods, Inc., 7.75%, 2018

175,000

189,438

$
1,753,515

Forest & Paper Products - 0.7%

Boise, Inc., 8%, 2020

$
235,000

$
259,088

Cascades, Inc., 7.75%, 2017

350,000

366,188

Fibria Overseas Finance, 6.75%, 2021 (z)

197,000

195,241

Georgia-Pacific Corp., 7.125%, 2017 (n)

140,000

148,750

Georgia-Pacific Corp., 8%, 2024

130,000

149,013

Georgia-Pacific Corp., 7.25%, 2028

45,000

47,475

Graphic Packaging Holding Co., 7.875%, 2018

130,000

139,750

Inversiones CMPC S.A., 4.75%, 2018 (n)

1,050,000

1,010,226

JSG Funding PLC, 7.75%, 2015

10,000

10,250

Millar Western Forest Products Ltd., 7.75%, 2013

230,000

225,975

Sappi Papier Holding GmbH, 6.75%, 2012 (n)

95,000

99,038

Smurfit Kappa Group PLC, 7.75%, 2019 (n)

EUR
225,000

332,223

$
2,983,217

Gaming & Lodging - 1.1%

Ameristar Casinos, Inc., 9.25%, 2014

$
195,000

$
209,625

Firekeepers Development Authority, 13.875%, 2015 (n)

180,000

214,425

Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)

505,000

2,525

Gaylord Entertainment Co., 6.75%, 2014

300,000

304,500

GWR Operating Partnership LLP, 10.875%, 2017

110,000

118,525

Harrah’s Operating Co., Inc., 11.25%, 2017

715,000

811,525

Harrah’s Operating Co., Inc., 10%, 2018

337,000

316,780

Host Hotels & Resorts, Inc., 6.75%, 2016

560,000

581,000

Host Hotels & Resorts, Inc., 9%, 2017

270,000

303,075

MGM Mirage, 10.375%, 2014

35,000

39,200

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Gaming & Lodging - continued

MGM Mirage, 11.125%, 2017

$
335,000

$
386,088

MGM Mirage, 9%, 2020 (n)

180,000

196,650

MGM Resorts International, 11.375%, 2018

165,000

187,275

Penn National Gaming, Inc., 8.75%, 2019

150,000

167,250

Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018

315,000

340,987

Station Casinos, Inc., 6.5%, 2014 (d)

440,000

44

Station Casinos, Inc., 6.875%, 2016 (d)

475,000

48

Wyndham Worldwide Corp., 6%, 2016

100,000

106,482

Wyndham Worldwide Corp., 7.375%, 2020

190,000

210,322

Wynn Las Vegas LLC, 7.75%, 2020

80,000

84,600

$
4,580,926

Industrial - 0.1%

Altra Holdings, Inc., 8.125%, 2016

$
230,000

$
245,525

Diversey, Inc., 8.25%, 2019

100,000

108,875

Mueller Water Products, Inc., 7.375%, 2017

140,000

136,500

Mueller Water Products, Inc., 8.75%, 2020

93,000

102,998

$
593,898

Insurance - 0.4%

American International Group, Inc., 8.175% to 2038, FRN to 2058

$
465,000

$
510,338

ING Capital Funding Trust III, FRN, 3.903%, 2049

340,000

326,240

ING Groep N.V., 5.775% to 2015, FRN to 2049

524,000

466,360

MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)

300,000

363,000

$
1,665,938

Insurance - Property & Casualty - 0.3%

Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)

$
450,000

$
586,125

USI Holdings Corp., 9.75%, 2015 (z)

205,000

211,150

XL Group PLC, 6.5% to 2017, FRN to 2049

460,000

425,500

$
1,222,775

International Market Sovereign - 0.0%

Republic of Ireland, 5.4%, 2025

EUR
90,000

$
87,334

Local Authorities - 0.0%

Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043

$
115,000

$
112,448

San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040

15,000

14,780

University of California Rev. (Build America Bonds), 5.77%, 2043

60,000

57,513

$
184,741

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Machinery & Tools - 0.2%

Case Corp., 7.25%, 2016

$
85,000

$
92,863

Case New Holland, Inc., 7.875%, 2017 (n)

510,000

569,925

Rental Service Corp., 9.5%, 2014

97,000

101,850

RSC Equipment Rental, Inc., 8.25%, 2021 (z)

230,000

243,225

$
1,007,863

Major Banks - 0.6%

Bank of America Corp., 8% to 2018, FRN to 2049

$
1,375,000

$
1,451,574

JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049

460,000

500,715

Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)

100,000

86,000

Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049

770,000

704,550

$
2,742,839

Medical & Health Technology & Services - 1.7%

Biomet, Inc., 10%, 2017

$
185,000

$
206,044

Biomet, Inc., 10.375%, 2017 (p)

110,000

123,063

Biomet, Inc., 11.625%, 2017

315,000

355,163

Community Health Systems, Inc., 8.875%, 2015

320,000

339,200

Davita, Inc., 6.375%, 2018

185,000

187,544

Davita, Inc., 6.625%, 2020

85,000

86,169

Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)

175,000

200,594

HCA, Inc., 9.25%, 2016

2,365,000

2,554,200

HealthSouth Corp., 8.125%, 2020

430,000

466,550

Tenet Healthcare Corp., 9.25%, 2015

460,000

505,425

Tenet Healthcare Corp., 8%, 2020

65,000

66,950

United Surgical Partners International, Inc., 8.875%, 2017

345,000

363,975

United Surgical Partners International, Inc., 9.25%, 2017 (p)

120,000

126,900

Universal Hospital Services, Inc., 8.5%, 2015 (p)

275,000

287,375

Universal Hospital Services, Inc., FRN, 3.834%, 2015

65,000

62,400

Vanguard Health Systems, Inc., 8%, 2018

965,000

991,538

VWR Funding, Inc., 10.25%, 2015 (p)

312,219

330,952

$
7,254,042

Metals & Mining - 1.4%

Arch Coal, Inc., 7.25%, 2020

$
85,000

$
90,313

Bumi Investment Pte Ltd., 10.75%, 2017 (n)

998,000

1,099,048

Cloud Peak Energy, Inc., 8.25%, 2017

500,000

543,750

Cloud Peak Energy, Inc., 8.5%, 2019

405,000

446,513

CONSOL Energy, Inc., 8%, 2017

320,000

347,200

CONSOL Energy, Inc., 8.25%, 2020

70,000

77,175

Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)

1,093,000

1,043,795

Metinvest B.V., 8.75%, 2018 (z)

1,000,000

1,020,000

Novelis, Inc., 8.375%, 2017 (n)

120,000

132,300

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Metals & Mining - continued

Novelis, Inc., 8.75%, 2020 (n)

$
60,000

$
66,150

Southern Copper Corp., 6.75%, 2040

730,000

758,634

Vale Overseas Ltd., 4.625%, 2020

103,000

101,138

Vale Overseas Ltd., 6.875%, 2039

71,000

76,587

$
5,802,603

Mortgage-Backed - 6.5%

Fannie Mae, 5.503%, 2011

$
39,000

$
39,898

Fannie Mae, 6.088%, 2011

62,000

62,594

Fannie Mae, 4.35%, 2013

175,331

183,950

Fannie Mae, 4.374%, 2013

124,890

131,069

Fannie Mae, 4.518%, 2013

116,574

122,721

Fannie Mae, 5.159%, 2013

49,086

52,427

Fannie Mae, 5.37%, 2013

93,270

97,657

Fannie Mae, 4.778%, 2014

175,202

186,880

Fannie Mae, 4.88%, 2014

98,792

106,060

Fannie Mae, 4.935%, 2014

160,053

170,697

Fannie Mae, 4.56%, 2015

72,704

77,525

Fannie Mae, 4.562%, 2015

271,166

290,000

Fannie Mae, 4.6%, 2015

27,428

29,266

Fannie Mae, 4.69%, 2015

191,588

205,017

Fannie Mae, 4.7%, 2015

143,412

153,526

Fannie Mae, 4.78%, 2015

81,370

87,331

Fannie Mae, 4.79%, 2015

123,068

132,020

Fannie Mae, 4.81%, 2015

183,309

196,923

Fannie Mae, 4.85%, 2015

176,817

190,080

Fannie Mae, 4.856%, 2015

64,105

68,619

Fannie Mae, 5.022%, 2015

157,958

169,759

Fannie Mae, 5.034%, 2015

127,620

138,183

Fannie Mae, 4.5%, 2016 - 2040

1,611,030

1,689,783

Fannie Mae, 5.09%, 2016

65,154

70,402

Fannie Mae, 5.157%, 2016

32,544

35,483

Fannie Mae, 5.395%, 2016

107,522

116,134

Fannie Mae, 5.424%, 2016

123,781

135,076

Fannie Mae, 5.845%, 2016

49,896

54,321

Fannie Mae, 5.93%, 2016

114,987

124,179

Fannie Mae, 3.309%, 2017

449,573

449,021

Fannie Mae, 5.5%, 2017 - 2040

5,425,712

5,821,094

Fannie Mae, 5.507%, 2017

67,661

73,095

Fannie Mae, 6%, 2017 - 2038

2,012,343

2,201,255

Fannie Mae, 6.5%, 2017 - 2037

472,156

531,696

Fannie Mae, 5.16%, 2018

219,930

238,087

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Mortgage-Backed - continued

Fannie Mae, 4.67%, 2019

$
28,000

$
29,293

Fannie Mae, 4.83%, 2019

73,705

77,713

Fannie Mae, 4.875%, 2019

115,689

124,904

Fannie Mae, 5%, 2019 - 2040

2,767,147

2,907,283

Fannie Mae, 5.05%, 2019

24,579

26,172

Fannie Mae, 5.08%, 2019

24,451

26,030

Fannie Mae, 3.87%, 2020

72,576

71,747

Fannie Mae, 4.14%, 2020

43,770

44,100

Fannie Mae, 4.86%, 2034

430,950

464,512

Freddie Mac, 3.882%, 2017

235,000

240,389

Freddie Mac, 5%, 2017 - 2040

1,325,506

1,402,710

Freddie Mac, 6%, 2017 - 2038

1,007,540

1,108,851

Freddie Mac, 4.186%, 2019

146,000

147,021

Freddie Mac, 5.085%, 2019

162,000

169,877

Freddie Mac, 2.757%, 2020

299,508

295,861

Freddie Mac, 3.32%, 2020

269,000

271,644

Freddie Mac, 4.224%, 2020

99,963

100,658

Freddie Mac, 4.251%, 2020

70,000

71,201

Freddie Mac, 4.5%, 2024 - 2028

308,356

321,455

Freddie Mac, 5.5%, 2024 - 2038

1,217,145

1,309,423

Freddie Mac, 4%, 2025

1,105,634

1,137,429

Freddie Mac, 6.5%, 2037

229,745

257,879

Ginnie Mae, 5.5%, 2033 - 2040

1,033,898

1,124,301

Ginnie Mae, 4.5%, 2039 - 2040

798,158

828,913

Ginnie Mae, 5.612%, 2058

334,021

356,059

Ginnie Mae, 6.357%, 2058

287,088

309,887

$
27,657,140

Natural Gas - Distribution - 0.1%

AmeriGas Partners LP, 7.125%, 2016

$
205,000

$
213,200

Ferrellgas Partners LP, 8.625%, 2020

155,000

168,563

$
381,763

Natural Gas - Pipeline - 0.6%

Atlas Pipeline Partners LP, 8.125%, 2015

$
125,000

$
130,469

Atlas Pipeline Partners LP, 8.75%, 2018

470,000

502,900

Crosstex Energy, Inc., 8.875%, 2018

475,000

523,688

El Paso Corp., 7%, 2017

545,000

608,884

El Paso Corp., 7.75%, 2032

75,000

79,410

Energy Transfer Equity LP, 7.5%, 2020

505,000

547,294

Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066

112,000

120,820

Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068

71,000

74,018

$
2,587,483

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Network & Telecom - 0.6%

CenturyLink, Inc., 7.6%, 2039

$
150,000

$
158,352

Cincinnati Bell, Inc., 8.25%, 2017

260,000

262,600

Cincinnati Bell, Inc., 8.75%, 2018

180,000

172,575

Citizens Communications Co., 9%, 2031

60,000

63,150

Frontier Communications Corp., 8.25%, 2017

150,000

165,750

Frontier Communications Corp., 8.5%, 2020

375,000

416,250

Qwest Communications International, Inc., 8%, 2015

65,000

70,931

Qwest Communications International, Inc., 7.125%, 2018 (n)

280,000

300,300

Windstream Corp., 8.625%, 2016

540,000

571,050

Windstream Corp., 8.125%, 2018

150,000

160,500

Windstream Corp., 7.75%, 2020

100,000

103,625

$
2,445,083

Oil Services - 0.3%

Afren PLC, 11.5%, 2016 (n)

$
200,000

$
208,000

Edgen Murray Corp., 12.25%, 2015

110,000

105,050

Expro Finance Luxembourg, 8.5%, 2016 (n)

450,000

462,375

McJunkin Red Man Holding Corp., 9.5%, 2016 (n)

75,000

74,250

Pioneer Drilling Co., 9.875%, 2018

225,000

245,250

Trinidad Drilling Ltd., 7.875%, 2019 (n)

120,000

125,550

$
1,220,475

Oils - 0.3%

LUKOIL International Finance B.V., 6.125%, 2020 (n)

$
1,036,000

$
1,047,707

Petroplus Holdings AG, 9.375%, 2019 (n)

100,000

104,000

$
1,151,707

Other Banks & Diversified Financials - 1.4%

Banco PanAmericano S.A., 8.5%, 2020 (n)

$
565,000

$
577,713

Bangkok Bank (Hong Kong), 4.8%, 2020 (n)

477,000

453,506

Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)

385,000

396,074

Capital One Financial Corp., 10.25%, 2039

195,000

211,819

Citigroup Capital XXI, 8.3% to 2037, FRN to 2077

1,045,000

1,076,350

Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)

130,000

146,322

Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)

1,058,000

1,116,078

Isbank GmbH, 5.1%, 2016 (n)

1,153,000

1,138,829

LBG Capital No. 1 PLC, 7.875%, 2020 (n)

580,000

559,700

Santander UK PLC, 8.963% to 2030, FRN to 2049

387,000

425,700

$
6,102,091

Pharmaceuticals - 0.1%

Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)

$
440,000

$
455,400

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Precious Metals & Minerals - 0.1%

ALROSA Finance S.A., 7.75%, 2020 (n)

$
203,000

$
215,180

Printing & Publishing - 0.1%

American Media, Inc., 13.5%, 2018 (z)

$
26,083

$
26,637

McClatchy Co., 11.5%, 2017

140,000

158,900

Nielsen Finance LLC, 11.5%, 2016

204,000

240,210

Nielsen Finance LLC, 7.75%, 2018 (n)

85,000

91,906

$
517,653

Railroad & Shipping - 0.1%

Kansas City Southern Railway, 8%, 2015

$
205,000

$
222,425

Real Estate - 0.2%

CB Richard Ellis Group, Inc., 11.625%, 2017

$
235,000

$
277,006

Country Garden Holding Co., 11.125%, 2018 (z)

200,000

199,600

Entertainment Properties Trust, REIT, 7.75%, 2020 (n)

215,000

226,288

$
702,894

Restaurants - 0.0%

Dunkin Finance Corp., 9.625%, 2018 (n)

$
76,000

$
76,950

Retailers - 0.5%

Burlington Coat Factory Warehouse Corp., 10%, 2019 (z)

$
60,000

$
60,600

Express LLC/Express Finance Corp., 8.75%, 2018

320,000

344,400

Limited Brands, Inc., 6.9%, 2017

110,000

117,975

Limited Brands, Inc., 6.95%, 2033

60,000

55,800

Neiman Marcus Group, Inc., 10.375%, 2015

245,000

259,394

QVC, Inc., 7.375%, 2020 (n)

180,000

190,800

Sally Beauty Holdings, Inc., 10.5%, 2016

85,000

93,500

Toys “R” Us Property Co. II LLC, 8.5%, 2017

625,000

679,687

Toys “R” Us, Inc., 10.75%, 2017

175,000

199,937

YCC Holdings LLC, 10.25%, 2016 (p)(z)

145,000

149,350

$
2,151,443

Specialty Stores - 0.2%

Giraffe Acquisition Corp., 9.125%, 2018 (n)

$
75,000

$
76,500

Michaels Stores, Inc., 11.375%, 2016

125,000

136,563

Michaels Stores, Inc., 7.75%, 2018 (n)

445,000

459,463

Payless ShoeSource, Inc., 8.25%, 2013

151,000

153,548

$
826,074

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Telecommunications - Wireless - 2.1%

Clearwire Corp., 12%, 2015 (n)

$
605,000

$
659,450

Cricket Communications, Inc., 7.75%, 2016

135,000

142,763

Crown Castle International Corp., 9%, 2015

170,000

191,250

Crown Castle International Corp., 7.125%, 2019

185,000

196,794

Digicel Group Ltd., 8.25%, 2017 (n)

160,000

167,200

Digicel Group Ltd., 10.5%, 2018 (n)

510,000

581,400

Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)

1,142,000

1,193,390

MetroPCS Wireless, Inc., 7.875%, 2018

195,000

205,969

Net Servicos de Comunicacao S.A., 7.5%, 2020

887,000

1,028,920

Nextel Communications, Inc., 7.375%, 2015

210,000

210,525

NII Holdings, Inc., 10%, 2016

140,000

158,550

NII Holdings, Inc., 8.875%, 2019

405,000

447,525

SBA Communications Corp., 8%, 2016

55,000

59,950

SBA Communications Corp., 8.25%, 2019

105,000

115,763

Sprint Capital Corp., 6.875%, 2028

85,000

76,606

Sprint Nextel Corp., 8.375%, 2017

1,340,000

1,485,725

Sprint Nextel Corp., 8.75%, 2032

240,000

249,600

Telefonica Moviles Chile, 2.875%, 2015 (n)

100,000

95,499

VimpelCom Ltd., 7.748%, 2021 (z)

981,000

1,014,158

Wind Acquisition Finance S.A., 11.75%, 2017 (n)

380,000

436,050

Wind Acquisition Finance S.A., 7.25%, 2018 (n)

400,000

413,000

$
9,130,087

Telephone Services - 0.1%

Cogent Communications Group, Inc., 8.375%, 2018 (z)

$
105,000

$
108,938

Frontier Communications Corp., 8.125%, 2018

365,000

405,606

$
514,544

Transportation - Services - 0.5%

ACL I Corp., 10.625%, 2016 (p)(z)

$
220,000

$
219,849

Aguila American Resources Ltd., 7.875%, 2018 (z)

150,000

155,625

American Petroleum Tankers LLC, 10.25%, 2015 (n)

105,000

109,856

Commercial Barge Line Co., 12.5%, 2017

255,000

295,800

Hertz Corp., 8.875%, 2014

82,000

84,153

Hertz Corp., 7.5%, 2018 (n)

425,000

449,969

Hertz Corp., 7.375%, 2021 (n)

210,000

219,450

Navios Maritime Acquisition Corp., 8.625%, 2017 (n)

255,000

265,838

Navios Maritime Holdings, Inc., 8.875%, 2017

110,000

118,800

Swift Services Holdings, Inc., 10%, 2018 (z)

360,000

394,200

$
2,313,540

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

U.S. Government Agencies and Equivalents - 0.2%

Aid-Egypt, 4.45%, 2015

$
170,000

$
186,186

FDIC Structured Sale Guarantee Note, 0%, 2012 (n)

25,000

24,342

Small Business Administration, 6.34%, 2021

249,368

270,677

Small Business Administration, 6.07%, 2022

223,351

241,650

Small Business Administration, 5.16%, 2028

255,525

269,893

$
992,748

U.S. Treasury Obligations - 10.7%

U.S. Treasury Bonds, 9.25%, 2016

$
47,000

$
63,024

U.S. Treasury Bonds, 6.375%, 2027

106,000

135,017

U.S. Treasury Bonds, 5.25%, 2029

4,289,000

4,857,292

U.S. Treasury Bonds, 4.5%, 2036

70,000

70,930

U.S. Treasury Bonds, 4.375%, 2038

638,000

629,826

U.S. Treasury Bonds, 4.5%, 2039

2,059,300

2,065,091

U.S. Treasury Notes, 5.125%, 2011

495,000

503,198

U.S. Treasury Notes, 1.125%, 2012

18,000

18,133

U.S. Treasury Notes, 1.375%, 2012 (s)

12,059,900

12,183,791

U.S. Treasury Notes, 1.375%, 2012

750,000

760,283

U.S. Treasury Notes, 3.125%, 2013

305,000

321,989

U.S. Treasury Notes, 4%, 2014

18,000

19,524

U.S. Treasury Notes, 1.875%, 2014

4,868,000

4,964,221

U.S. Treasury Notes, 4%, 2015

1,397,000

1,525,676

U.S. Treasury Notes, 2.125%, 2015

4,537,000

4,601,153

U.S. Treasury Notes, 3.75%, 2018

3,361,000

3,547,169

U.S. Treasury Notes, 2.75%, 2019

7,303,800

7,160,003

U.S. Treasury Notes, TIPS, 1.25%, 2020

2,227,102

2,293,044

$
45,719,364

Utilities - Electric Power - 1.3%

AES Corp., 8%, 2017

$
765,000

$
830,025

Calpine Corp., 8%, 2016 (n)

175,000

189,875

Calpine Corp., 7.875%, 2020 (n)

390,000

412,425

Colbun S.A., 6%, 2020 (n)

454,000

456,321

Covanta Holding Corp., 7.25%, 2020

170,000

178,545

Dynegy Holdings, Inc., 7.75%, 2019

460,000

332,350

Edison Mission Energy, 7%, 2017

490,000

398,125

Energy Future Holdings Corp., 10.25%, 2020 (n)

225,000

234,304

Energy Future Holdings Corp., 10%, 2020

1,660,000

1,732,794

Genon Escrow Corp., 9.875%, 2020 (n)

590,000

620,975

Texas Competitive Electric Holdings LLC, 10.25%, 2015

200,000

112,500

$
5,498,239

Total Bonds (Identified Cost, $217,586,539)

$
224,271,604

Portfolio of Investments – continued

Common Stocks - 40.7%

Issuer

Shares/Par

Value ($)

Aerospace - 0.5%

Lockheed Martin Corp.

8,560

$
677,610

Northrop Grumman Corp.

23,606

1,574,048

$
2,251,658

Automotive - 0.5%

Accuride Corp. (a)

5,511

$
77,099

Johnson Controls, Inc.

27,100

1,105,680

Lear Corp.

8,170

864,386

$
2,047,165

Broadcasting - 0.3%

CBS Corp., “B”

44,730

$
1,067,258

New Young Broadcasting Holding Co., Inc. (a)

30

75,000

$
1,142,258

Brokerage & Asset Managers - 0.3%

CME Group, Inc.

3,680

$
1,145,510

NASDAQ OMX Group, Inc. (a)

7,518

215,090

$
1,360,600

Cable TV - 0.5%

Comcast Corp., “A”

15,700

$
404,432

Time Warner Cable, Inc.

24,950

1,800,891

$
2,205,323

Chemicals - 0.6%

E.I. du Pont de Nemours & Co.

34,700

$
1,903,989

PPG Industries, Inc.

9,540

843,145

$
2,747,134

Computer Software - 0.2%

Microsoft Corp.

34,020

$
904,252

Construction - 0.2%

Owens Corning (a)

26,830

$
958,607

Consumer Products - 0.4%

Kimberly-Clark Corp.

4,583

$
302,020

Newell Rubbermaid, Inc.

25,990

502,647

Procter & Gamble Co.

12,540

790,647

$
1,595,314

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Electrical Equipment - 0.5%

General Electric Co.

109,492

$
2,290,573

Electronics - 0.4%

Intel Corp.

33,687

$
723,260

Microchip Technology, Inc.

26,610

982,175

$
1,705,435

Energy - Integrated - 2.3%

Chevron Corp.

40,695

$
4,222,106

ConocoPhillips

22,140

1,724,042

Exxon Mobil Corp.

23,150

1,980,020

Hess Corp.

7,470

650,114

Marathon Oil Corp.

24,880

1,234,048

$
9,810,330

Food & Beverages - 0.7%

Coca-Cola Co.

9,810

$
627,055

Dr Pepper Snapple Group, Inc.

41,840

1,508,750

General Mills, Inc.

10,294

382,319

PepsiCo, Inc.

9,020

572,048

$
3,090,172

Forest & Paper Products - 0.9%

International Paper Co.

19,550

$
543,099

Weyerhaeuser Co.

130,289

3,180,354

$
3,723,453

Furniture & Appliances - 0.1%

Whirlpool Corp.

3,250

$
268,125

Gaming & Lodging - 0.5%

Las Vegas Sands Corp. (a)

21,560

$
1,005,558

Royal Caribbean Cruises Ltd. (a)

22,741

995,828

$
2,001,386

General Merchandise - 0.3%

Macy’s, Inc.

58,225

$
1,391,578

Health Maintenance Organizations - 0.5%

Aetna, Inc.

32,850

$
1,227,276

Humana, Inc. (a)

13,170

856,182

$
2,083,458

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Insurance - 2.1%

ACE Ltd.

12,977

$
820,795

Aflac, Inc.

23,260

1,369,084

Allied World Assurance Co.

19,290

1,190,386

Aon Corp.

6,130

322,683

Chubb Corp.

18,400

1,116,512

MetLife, Inc.

13,870

656,883

Prudential Financial, Inc.

28,470

1,874,180

Travelers Cos., Inc.

28,410

1,702,611

$
9,053,134

Leisure & Toys - 0.1%

Activision Blizzard, Inc.

36,320

$
403,878

Machinery & Tools - 0.2%

Pitney Bowes, Inc.

11,980

$
301,656

Timken Co.

14,120

687,926

$
989,582

Major Banks - 2.7%

Bank of America Corp.

205,646

$
2,938,681

Bank of New York Mellon Corp.

45,270

1,375,755

Goldman Sachs Group, Inc.

3,000

491,340

JPMorgan Chase & Co.

60,940

2,845,289

Morgan Stanley

31,130

923,938

State Street Corp.

9,240

413,213

Wells Fargo & Co.

75,640

2,440,146

$
11,428,362

Medical & Health Technology & Services - 0.5%

Cardinal Health, Inc.

12,440

$
518,002

McKesson Corp.

19,670

1,559,438

$
2,077,440

Medical Equipment - 0.1%

Medtronic, Inc.

14,280

$
570,058

Metals & Mining - 0.2%

Cliffs Natural Resources, Inc.

7,740

$
751,322

Steel Dynamics, Inc.

11,710

216,167

$
967,489

Natural Gas - Distribution - 0.3%

NiSource, Inc.

70,600

$
1,352,696

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Oil Services - 0.4%

National Oilwell Varco, Inc.

19,470

$
1,549,228

Other Banks & Diversified Financials - 0.7%

American Express Co.

9,840

$
428,729

Capital One Financial Corp.

20,590

1,024,764

CIT Group, Inc. (a)

6,310

273,349

Citigroup, Inc. (a)

239,440

1,120,579

New York Community Bancorp, Inc.

14,240

265,718

$
3,113,139

Pharmaceuticals - 1.3%

Abbott Laboratories

22,510

$
1,082,731

Johnson & Johnson

27,900

1,714,176

Merck & Co., Inc.

10,293

335,243

Pfizer, Inc.

132,580

2,550,839

$
5,682,989

Pollution Control - 0.2%

Republic Services, Inc.

28,470

$
842,997

Printing & Publishing - 0.4%

American Media, Inc. (a)

6,684

$
95,381

Moody’s Corp.

46,210

1,474,099

Quad/Graphics, Inc. (a)

178

7,729

$
1,577,209

Railroad & Shipping - 0.2%

CSX Corp.

10,540

$
786,916

Real Estate - 17.9%

Alexandria Real Estate Equities, Inc., REIT

30,271

$
2,427,734

Associated Estates Realty Corp., REIT

37,413

607,961

Atrium European Real Estate Ltd.

78,930

506,040

AvalonBay Communities, Inc., REIT

17,728

2,145,620

BioMed Realty Trust, Inc., REIT

138,245

2,509,147

Boston Properties, Inc., REIT

30,428

2,918,654

CapLease, Inc., REIT

8,243

44,265

Cousins Properties, Inc., REIT

187,214

1,587,575

Digital Realty Trust, Inc., REIT

49,088

2,887,356

Douglas Emmett, Inc., REIT

66,300

1,243,125

Duke Realty Corp., REIT

104,859

1,475,366

DuPont Fabros Technology, Inc., REIT

56,665

1,383,759

Entertainment Properties Trust, REIT

26,421

1,259,489

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Real Estate - continued

Equity Lifestyle Properties, Inc., REIT

28,361

$
1,646,072

Equity Residential, REIT

58,781

3,239,421

Federal Realty Investment Trust, REIT

17,236

1,450,926

HCP, Inc., REIT

69,042

2,623,596

Home Properties, Inc., REIT

37,685

2,220,400

Host Hotels & Resorts, Inc., REIT

40,841

751,474

Kimco Realty Corp., REIT

97,185

1,883,445

Mack-Cali Realty Corp., REIT

32,745

1,111,365

Medical Properties Trust, Inc., REIT

271,453

3,184,144

Mid-America Apartment Communities, Inc., REIT

35,517

2,307,539

Nationwide Health Properties, Inc., REIT

56,947

2,433,915

Parkway Properties, Inc., REIT

120,200

1,948,442

Plum Creek Timber Co. Inc., REIT

53,681

2,252,455

ProLogis, REIT

43,808

712,318

Public Storage, Inc., REIT

42,684

4,791,279

Ramco-Gershenson Properties Trust, REIT

132,253

1,786,738

SEGRO PLC, REIT

54,208

283,757

Simon Property Group, Inc., REIT

75,961

8,358,748

SL Green Realty Corp., REIT

18,693

1,415,621

Starwood Property Trust, Inc., REIT

112,426

2,629,644

Tanger Factory Outlet Centers, Inc., REIT

38,012

1,013,020

Taubman Centers, Inc., REIT

26,884

1,491,524

Ventas, Inc., REIT

42,195

2,338,447

Vornado Realty Trust, REIT

39,287

3,666,656

$
76,537,037

Restaurants - 0.2%

Darden Restaurants, Inc.

16,702

$
787,165

Special Products & Services - 0.0%

Mark IV Industries LLC, Common Units, “A” (a)

200

$
11,700

Specialty Stores - 0.4%

Abercrombie & Fitch Co., “A”

7,470

$
428,554

Foot Locker, Inc.

18,460

366,800

Limited Brands, Inc.

23,800

762,076

$
1,557,430

Telephone Services - 1.3%

AT&T, Inc.

87,850

$
2,493,183

CenturyLink, Inc.

22,164

912,714

Qwest Communications International, Inc.

113,510

774,138

Verizon Communications, Inc.

32,940

1,216,145

$
5,396,180

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Tobacco - 0.5%

Altria Group, Inc.

18,140

$
460,212

Philip Morris International, Inc.

4,070

255,515

Reynolds American, Inc.

48,170

1,653,194

$
2,368,921

Trucking - 0.1%

United Parcel Service, Inc., “B”

5,030

$
371,214

Utilities - Electric Power - 1.2%

Alliant Energy Corp.

22,800

$
897,864

Ameren Corp.

23,110

646,156

American Electric Power Co., Inc.

8,541

305,597

DPL, Inc.

43,930

1,143,059

Integrys Energy Group, Inc.

12,480

611,146

PPL Corp.

37,430

951,845

Public Service Enterprise Group, Inc.

12,730

416,271

$
4,971,938

Total Common Stocks (Identified Cost, $140,198,792)

$
173,973,523

Floating Rate Loans (g)(r) - 0.1%

Aerospace - 0.0%

Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014

$
103,031

$
104,447

Broadcasting - 0.0%

Gray Television, Inc., Term Loan B, 3.77%, 2014

$
70,090

$
69,777

Local TV Finance LLC, Term Loan B, 2.31%, 2013

13,526

13,188

New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015

67,147

67,426

$
150,391

Building - 0.0%

Goodman Global, Inc., Second Lien Term Loan, 9%, 2017

$
11,206

$
11,549

Consumer Services - 0.0%

Realogy Corp., Letter of Credit B, 3.28%, 2013

$
9,309

$
8,930

Realogy Corp., Term Loan B, 3.25%, 2013

54,885

52,650

$
61,580

Financial Institutions - 0.0%

American General Finance Corp., Term Loan, 7.25%, 2015

$
29,643

$
29,906

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Floating Rate Loans (g)(r) - continued

Gaming & Lodging - 0.1%

Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)

$
302,859

$
2,847

MGM Mirage, Inc., Term Loan E, 7%, 2014 (o)

173,226

170,605

$
173,452

Total Floating Rate Loans (Identified Cost, $683,992)

$
531,325

Preferred Stocks - 0.1%

Automotive - 0.1%

General Motors Co., 4.75%

4,150

$
211,152

Other Banks & Diversified Financials - 0.0%

Citigroup Capital XIII, 7.875%

1,625

$
43,956

Total Preferred Stocks (Identified Cost, $248,125)

$
255,108

Strike Price

First Exercise

Warrants - 0.1%

Broadcasting - 0.1%

New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $154,932) (a)

$
0.01

7/14/10

82

$
205,000

Issuer/Expiration Date/Strike Price

Number of Contracts

Call Options Purchased - 0.0%

U.S. Treasury Note 10 year Futures - March 2011 @ $119.50 (Premiums Paid, $5,903)

8

$
5,750

Put Options Purchased - 0.0%

iShares Dow Jones U.S. Real Estate - March 2011 @ $52 (Premiums Paid $55,000)

1,250

$
5,000

Issuer

Shares/Par

Money Market Funds (v) - 4.9%

MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value

21,088,116

$
21,088,116

Total Investments (Identified Cost, $380,021,399)

$
420,335,426

Portfolio of Investments – continued

Put Options Written - 0.0%

Issuer/Expiration Date/Strike Price

Number of Contracts

Value ($)

iShares Dow Jones U.S. Real Estate - March 2011 @ $47 (Premium Received, $16,250)

(1,250
)

$
(2,500
)

Other Assets, Less Liabilities - 1.6%

6,814,478

Net Assets - 100.0%

$
427,147,404

(a)
Non-income producing security.

(d)
Non-income producing security - in default.

(g)
The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,249,910, representing 11.1% of net assets.

(o)
All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)
Payment-in-kind security.

(r)
Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(s)
Security or a portion of the security was pledged to cover collateral requirements for written options. At February 28, 2011, the value of securities pledged amounted to
$6,566,775.

(v)
Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities

Acquisition Date

Cost

Value

ACL I Corp., 10.625%, 2016

2/10/11

$216,173

$219,849

AMC Entertainment, Inc., 9.75%, 2020

12/01/10-2/04/11

255,275

262,763

Aguila American Resources Ltd., 7.875%, 2018

1/25/11

153,714

155,625

American Media, Inc., 13.5%, 2018

12/28/10

26,494

26,637

Bresnan Broadband Holdings LLC, 8%, 2018

12/01/10

55,000

57,750

Burlington Coat Factory Warehouse Corp., 10%, 2019

2/17/11

60,000

60,600

CPI International Acquisition, Inc., 8%, 2018

2/03/11

80,000

80,600

Cequel Communications Holdings, 8.625%, 2017

1/13/11-1/21/11

217,978

222,075

Citadel Broadcasting Corp., 7.75%, 2018

12/06/10

35,000

37,538

Cogent Communications Group, Inc., 8.375%, 2018

1/11/11

105,000

108,938

Country Garden Holding Co., 11.125%, 2018

2/16/11

198,812

199,600

Credit Acceptance Corp., 9.125%, 2017

2/28/11

222,600

222,600

Portfolio of Investments – continued

Restricted Securities - continued

Acquisition Date

Cost

Value

Elizabeth Arden, Inc., 7.375%, 2021

1/13/11-1/21/11

$162,749

$168,000

Fibria Overseas Finance, 6.75%, 2021

2/28/11

195,241

195,241

G-Force LLC, CDO, “A2”, 4.83%, 2036

1/20/11

182,402

186,621

LBI Media, Inc., 8.5%, 2017

7/18/07

123,486

104,531

Local TV Finance LLC, 9.25%, 2015

11/09/07-2/16/11

402,399

401,411

Metinvest B.V., 8.75%, 2018

2/07/11-2/14/11

999,049

1,020,000

NAI Entertainment Holdings LLC, 8.25%, 2017

12/02/10-12/20/10

103,396

107,500

Nationstar Mortgage LLC, 10.875%, 2015

3/23/10-2/17/11

220,387

226,600

Packaging Dynamics Corp., 8.75%, 2016

1/25/11-2/01/11

96,526

97,256

Ply Gem Industries, Inc., 8.25%, 2018

2/09/11

90,000

92,138

Polypore International, Inc., 7.5%, 2017

11/10/10-2/24/11

66,350

67,275

RSC Equipment Rental, Inc., 8.25%, 2021

1/13/11-2/01/11

235,627

243,225

Republic of Ukraine, 7.95%, 2021

2/16/11

898,000

899,500

Reynolds Group, 9%, 2019

1/24/11-2/03/11

412,426

406,575

Reynolds Group, 8.25%, 2021

1/27/11

115,000

115,288

SIRIUS XM Radio, Inc., 13%, 2013

12/15/10-1/03/11

176,818

178,875

Swift Services Holdings, Inc., 10%, 2018

12/15/10-1/04/11

370,783

394,200

Syniverse Holdings, Inc., 9.125%, 2019

12/16/10

163,166

172,800

Transnet Ltd., 4.5%, 2016

2/03/11

200,885

205,248

UCI International, Inc., 8.625%, 2019

1/11/11

65,000

69,225

UPCB Finance III Ltd., 6.625%, 2020

2/07/11

245,000

244,081

USI Holdings Corp., 9.75%, 2015

4/26/07-11/28/07

199,535

211,150

VimpelCom Ltd., 7.748%, 2021

1/26/11-2/14/11

998,533

1,014,158

YCC Holdings LLC, 10.25%, 2016

2/04/11-2/10/11

146,344

149,350

Total Restricted Securities

$8,624,823

% of Net Assets

2.0%

The following abbreviations are used in this report and
are defined:

CDO

Collateralized Debt Obligation

FRN

Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC

Public Limited Company

REIT

Real Estate Investment Trust

STRIPS

Separate Trading of Registered Interest and Principal of Securities

TIPS

Treasury Inflation Protected Security

Abbreviations indicate
amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR

Euro

Portfolio of Investments – continued

Derivative Contracts at 2/28/11

Forward Foreign Currency Exchange Contracts at 2/28/11

Type

Currency

Counterparty

Contracts to Deliver/ Receive

Settlement Date Range

In Exchange For

Contracts at Value

Net Unrealized Appreciation (Depreciation)

Liability Derivatives

SELL

EUR

Credit Suisse Group

69,591

4/12/11

$94,633

$95,984

$(1,351
)

SELL

EUR

UBS AG

135,693

4/12/11

186,172

187,157

(985
)

$(2,336
)

Futures Contracts Outstanding at 2/28/11

Description

Currency

Contracts

Value

Expiration Date

Unrealized Appreciation (Depreciation)

Liability Derivatives

Interest Rate Futures

U.S. Treasury Bond 30 yr (Short)

USD

2

$240,688

June - 2011

$(773
)

At February 28, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11

This statement represents
your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets

Investments-

Non-affiliated issuers, at value (identified cost, $358,933,283)

$399,247,310

Underlying affiliated funds, at cost and value

21,088,116

Total investments, at value (identified cost, $380,021,399)

$420,335,426

Cash

2,234,450

Receivables for

Investments sold

409,028

Fund shares sold

6,705,866

Interest and dividends

3,302,363

Other assets

3,301

Total assets

$432,990,434

Liabilities

Payables for

Distributions

$362,640

Forward foreign currency exchange contracts

2,336

Daily variation margin on open futures contracts

375

Investments purchased

4,361,072

Fund shares reacquired

911,863

Written options outstanding, at value (premiums received, $16,250)

2,500

Payable to affiliates

Investment adviser

2,738

Shareholder servicing costs

61,740

Distribution and service fees

21,944

Payable for independent Trustees’ compensation

794

Accrued expenses and other liabilities

115,028

Total liabilities

$5,843,030

Net assets

$427,147,404

Net assets consist of

Paid-in capital

$432,848,486

Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies

40,324,869

Accumulated net realized gain (loss) on investments and foreign currency transactions

(45,412,521
)

Accumulated distributions in excess of net investment income

(613,430
)

Net assets

$427,147,404

Shares of beneficial interest outstanding

39,596,288

Net assets

Shares outstanding

Net asset value per share (a)

Class A

$257,247,293

23,843,366

$10.79

Class C

138,343,877

12,828,652

10.78

Class I

30,993,104

2,872,042

10.79

Class R1

126,472

11,735

10.78

Class R2

124,998

11,598

10.78

Class R3

185,042

17,156

10.79

Class R4

126,618

11,739

10.79

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was
$11.33 [100 / 95.25 x $10.79]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 2/28/11

This statement describes how
much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income

Income

Interest

$9,369,844

Dividends

3,778,821

Dividends from underlying affiliated funds

35,748

Total investment income

$13,184,413

Expenses

Management fee

$1,711,715

Distribution and service fees

1,294,330

Shareholder servicing costs

261,121

Administrative services fee

45,891

Independent Trustees’ compensation

6,496

Custodian fee

96,705

Shareholder communications

40,056

Auditing fees

57,448

Legal fees

3,922

Miscellaneous

139,251

Total expenses

$3,656,935

Fees paid indirectly

(56
)

Reduction of expenses by investment adviser

(219,849
)

Net expenses

$3,437,030

Net investment income

$9,747,383

Realized and unrealized gain (loss) on investments and foreign currency transactions

Realized gain (loss) (identified cost basis)

Investment transactions

$6,196,985

Futures contracts

102,134

Foreign currency transactions

123,517

Net realized gain (loss) on investments and foreign currency transactions

$6,422,636

Change in unrealized appreciation (depreciation)

Investments

$27,263,164

Written options

13,750

Futures contracts

(7,155
)

Translation of assets and liabilities in foreign currencies

(63,914
)

Net unrealized gain (loss) on investments and foreign currency translation

$27,205,845

Net realized and unrealized gain (loss) on investments and foreign currency

$33,628,481

Change in net assets from operations

$43,375,864

See Notes to
Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Years ended 2/28

2011

2010

Change in net assets

From operations

Net investment income

$9,747,383

$7,940,708

Net realized gain (loss) on investments and foreign currency transactions

6,422,636

(8,501,822
)

Net unrealized gain (loss) on investments and foreign currency translation

27,205,845

61,189,255

Change in net assets from operations

$43,375,864

$60,628,141

Distributions declared to shareholders

From net investment income

$(10,855,741
)

$(8,471,693
)

Change in net assets from fund share transactions

$210,670,060

$(7,589,192
)

Total change in net assets

$243,190,183

$44,567,256

Net assets

At beginning of period

183,957,221

139,389,965

  At end of period (including accumulated distributions in excess of net investment income of
$613,430 and $88,511, respectively)

$427,147,404

$183,957,221

See Notes to
Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A

Years ended 2/29, 2/28

2011

2010

2009

2008

2007 (c)

Net asset value, beginning of period

$9.60

$6.88

$10.04

$10.95

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.40

$0.43

$0.47

$0.47

$0.37

Net realized and unrealized gain (loss) on investments and foreign currency

1.23

2.75

(3.13
)

(0.80
)

0.93

Total from investment operations

$1.63

$3.18

$(2.66
)

$(0.33
)

$1.30

Less distributions declared to shareholders

From net investment income

$(0.44
)

$(0.46
)

$(0.49
)

$(0.48
)

$(0.35
)

From net realized gain on investments

—

—

(0.01
)

(0.10
)

(0.00
)(w)

Total distributions declared to shareholders

$(0.44
)

$(0.46
)

$(0.50
)

$(0.58
)

$(0.35
)

Net asset value, end of period

$10.79

$9.60

$6.88

$10.04

$10.95

Total return (%) (r)(s)(t)

17.36

47.12

(27.43
)

(3.18
)

13.20
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.15

1.20

1.23

1.18

1.36
(a)

Expenses after expense reductions (f)

1.06

0.94

0.95

0.95

0.95
(a)

Net investment income

3.95

5.02

5.23

4.35

4.45
(a)

Portfolio turnover

59

79

80

89

46

Net assets at end of period (000 omitted)

$257,247

$116,318

$91,445

$166,546

$156,447

See Notes to
Financial Statements

Financial Highlights – continued

Class C

Years ended 2/29, 2/28

2011

2010

2009

2008

2007 (c)

Net asset value, beginning of period

$9.59

$6.88

$10.03

$10.94

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.33

$0.37

$0.41

$0.39

$0.30

Net realized and unrealized gain (loss) on investments and foreign currency

1.22

2.74

(3.13
)

(0.80
)

0.93

Total from investment operations

$1.55

$3.11

$(2.72
)

$(0.41
)

$1.23

Less distributions declared to shareholders

From net investment income

$(0.36
)

$(0.40
)

$(0.42
)

$(0.40
)

$(0.29
)

From net realized gain on investments

—

—

(0.01
)

(0.10
)

(0.00
)(w)

Total distributions declared to shareholders

$(0.36
)

$(0.40
)

$(0.43
)

$(0.50
)

$(0.29
)

Net asset value, end of period

$10.78

$9.59

$6.88

$10.03

$10.94

Total return (%) (r)(s)(t)

16.51

45.90

(27.88
)

(3.87
)

12.51
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.90

1.95

1.93

1.89

2.01
(a)

Expenses after expense reductions (f)

1.81

1.69

1.65

1.65

1.65
(a)

Net investment income

3.20

4.27

4.54

3.64

3.67
(a)

Portfolio turnover

59

79

80

89

46

Net assets at end of period (000 omitted)

$138,344

$63,377

$46,617

$82,486

$64,316

See Notes to Financial Statements

Financial Highlights – continued

Class I

Years ended 2/29, 2/28

2011

2010

2009

2008

2007 (c)

Net asset value, beginning of period

$9.60

$6.88

$10.04

$10.95

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.41

$0.45

$0.50

$0.51

$0.41

Net realized and unrealized gain (loss) on investments and foreign currency

1.25

2.75

(3.14
)

(0.81
)

0.91

Total from investment operations

$1.66

$3.20

$(2.64
)

$(0.30
)

$1.32

Less distributions declared to shareholders

From net investment income

$(0.47
)

$(0.48
)

$(0.51
)

$(0.51
)

$(0.37
)

From net realized gain on investments

—

—

(0.01
)

(0.10
)

(0.00
)(w)

Total distributions declared to shareholders

$(0.47
)

$(0.48
)

$(0.52
)

$(0.61
)

$(0.37
)

Net asset value, end of period

$10.79

$9.60

$6.88

$10.04

$10.95

Total return (%) (r)(s)

17.65

47.47

(27.21
)

(2.89
)

13.45
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

0.89

0.93

0.93

0.88

1.29
(a)

Expenses after expense reductions (f)

0.83

0.69

0.65

0.65

0.65
(a)

Net investment income

3.94

4.95

5.56

4.67

4.84
(a)

Portfolio turnover

59

79

80

89

46

Net assets at end of period (000 omitted)

$30,993

$3,835

$1,036

$1,507

$2,459

See Notes to
Financial Statements

Financial Highlights – continued

Class R1

Years ended 2/28

2011

2010

2009 (i)

Net asset value, beginning of period

$9.59

$6.87

$9.83

Income (loss) from investment operations

Net investment income (d)

$0.34

$0.37

$0.27

Net realized and unrealized gain (loss) on investments and foreign currency

1.21

2.75

(2.94
)

Total from investment operations

$1.55

$3.12

$(2.67
)

Less distributions declared to shareholders

From net investment income

$(0.36
)

$(0.40
)

$(0.29
)

Net asset value, end of period

$10.78

$9.59

$6.87

Total return (%) (r)(s)

16.51

46.11

(27.52
)(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.90

1.94

1.97
(a)

Expenses after expense reductions (f)

1.80

1.69

1.65
(a)

Net investment income

3.32

4.24

4.76
(a)

Portfolio turnover

59

79

80

Net assets at end of period (000 omitted)

$126

$106

$73

Class R2

Years ended 2/28

2011

2010

2009 (i)

Net asset value, beginning of period

$9.59

$6.87

$9.83

Income (loss) from investment operations

Net investment income (d)

$0.39

$0.41

$0.29

Net realized and unrealized gain (loss) on investments and foreign currency

1.21

2.75

(2.93
)

Total from investment operations

$1.60

$3.16

$(2.64
)

Less distributions declared to shareholders

From net investment income

$(0.41
)

$(0.44
)

$(0.32
)

Net asset value, end of period

$10.78

$9.59

$6.87

Total return (%) (r)(s)

17.09

46.82

(27.27
)(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.40

1.45

1.48
(a)

Expenses after expense reductions (f)

1.30

1.19

1.15
(a)

Net investment income

3.83

4.74

5.26
(a)

Portfolio turnover

59

79

80

Net assets at end of period (000 omitted)

$125

$107

$73

See Notes to
Financial Statements

Financial Highlights – continued

Class R3

Years ended 2/28

2011

2010

2009 (i)

Net asset value, beginning of period

$9.59

$6.88

$9.84

Income (loss) from investment operations

Net investment income (d)

$0.41

$0.43

$0.31

Net realized and unrealized gain (loss) on investments and foreign currency

1.23

2.74

(2.93
)

Total from investment operations

$1.64

$3.17

$(2.62
)

Less distributions declared to shareholders

From net investment income

$(0.44
)

$(0.46
)

$(0.34
)

Net asset value, end of period

$10.79

$9.59

$6.88

Total return (%) (r)(s)

17.48

46.96

(27.12
)(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.15

1.20

1.22
(a)

Expenses after expense reductions (f)

1.06

0.94

0.90
(a)

Net investment income

3.99

4.99

5.49
(a)

Portfolio turnover

59

79

80

Net assets at end of period (000 omitted)

$185

$107

$73

Class R4

Years ended 2/28

2011

2010

2009 (i)

Net asset value, beginning of period

$9.59

$6.88

$9.84

Income (loss) from investment operations

Net investment income (d)

$0.44

$0.46

$0.32

Net realized and unrealized gain (loss) on investments and foreign currency

1.23

2.73

(2.93
)

Total from investment operations

$1.67

$3.19

$(2.61
)

Less distributions declared to shareholders

From net investment income

$(0.47
)

$(0.48
)

$(0.35
)

Net asset value, end of period

$10.79

$9.59

$6.88

Total return (%) (r)(s)

17.78

47.32

(26.99
)(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

0.90

0.95

0.97
(a)

Expenses after expense reductions (f)

0.80

0.69

0.65
(a)

Net investment income

4.32

5.24

5.76
(a)

Portfolio turnover

59

79

80

Net assets at end of period (000 omitted)

$127

$108

$73

See Notes to
Financial Statements

Financial Highlights – continued

(a)
Annualized.

(c)
For the period from the commencement of the fund’s investment operations, May 26, 2006, through the stated period end.

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(i)
For the period from the class’ inception, July 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.

(n)
Not annualized.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

(w)
Per share amount was less than $0.01.

See Notes to Financial
Statements

NOTES TO FINANCIAL STATEMENTS

(1)

Business and Organization

MFS Diversified Income
Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)

Significant Accounting Policies

General
– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a

Notes to Financial Statements – continued

third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board
of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board.
If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.
Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign

Notes to Financial Statements – continued

markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value.
When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and written options.

Notes to Financial Statements – continued

The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value

Level 1

Level 2

Level 3

Total

Equity Securities:

United States

$173,261,784

$387,081

$—

$173,648,864

Austria

506,040

—

—

506,040

United Kingdom

283,757

—

—

283,757

U.S. Treasury Bonds & U.S. Government Agency & Equivalents

5,750

49,789,661

—

49,795,414

Non-U.S. Sovereign Debt

—

27,613,750

—

27,613,750

Corporate Bonds

—

85,382,952

—

85,382,952

Residential Mortgage-Backed Securities

—

27,657,140

—

27,657,140

Commercial Mortgage-Backed Securities

—

775,500

—

775,500

Asset-Backed Securities

—

186,621

—

186,621

Foreign Bonds

—

32,865,949

—

32,865,947

Floating Rate Loans

—

531,325

—

531,325

Mutual Funds

21,088,116

—

—

21,088,116

Total Investments

$195,145,447

$225,189,979

$—

$420,335,426

Other Financial Instruments

Futures

$(773
)

$—

$—

$(773
)

Forward Currency Contracts

—

(2,336
)

—

(2,336
)

Written Options

(2,500
)

—

—

(2,500
)

For further information regarding security
characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities

Balance as of 2/28/10

$12,506

Accrued discounts/premiums

—

Realized gain (loss)

(9,325
)

Change in unrealized appreciation (depreciation)

(3,181
)

Purchases

—

Sales

0

Transfer into level 3

—

Transfer out of Level 3

—

Balance as of 2/28/11

$—

Inflation-Adjusted Debt Securities –
The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and

Notes to Financial Statements – continued

instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2011 as reported in the Statement of Assets and Liabilities:

Fair Value (a)

Risk

Derivative

Asset Derivatives

Liability Derivatives

Interest Rate Contracts

Purchased Options

$5,750

$—

Interest Rate Contracts

Interest Rate Futures

—

(773
)

Foreign Exchange Contracts

Forward Foreign Currency Exchange Contracts

—

(2,336
)

Equity Contracts

Purchased Equity Options

5,000

—

Equity Contracts

Written Equity Options

—

(2,500
)

Total

$10,750

$(5,609
)

(a)
The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and
Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended February 28, 2011 as reported in the Statement of Operations:

Risk

Futures Contracts

Foreign Currency Transactions

Investment Transactions (Purchased Options)

Interest Rate Contracts

$102,134

$—

$—

Foreign Exchange Contracts

—

123,066

—

Equity Contracts

—

—

(478,790
)

Total

$102,134

$123,066

$(478,790
)

The following table presents, by major type of
derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended February 28, 2011 as reported in the Statement of Operations:

Risk

Futures Contracts

Translation of Assets and Liabilities in Foreign Currencies

  Investments
(Purchased Options)

  Written
Options

Interest Rate Contracts

$(7,155
)

$—

$(153
)

$—

Foreign Exchange Contracts

—

(64,250
)

—

—

Equity Contracts

—

—

170,840

13,750

Total

$(7,155
)

$(64,250
)

$170,687

$13,750

Notes to Financial Statements – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and
Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a
premium, the fund wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

Notes to Financial Statements – continued

The premium received is initially recorded as a liability on the Statement of
Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for
exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA
Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

Number of Contracts

Premiums Received

Outstanding, beginning of period

—

$—

Options written

1,250

16,250

Outstanding, end of period

1,250

$16,250

Purchased Options – The fund
purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment
in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the

Notes to Financial Statements – continued

purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund
entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For

Notes to Financial Statements – continued

hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign
currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – JPMorgan Chase and Co. (“Chase”), as
lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Notes to Financial Statements – continued

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s
organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation.
Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed

Notes to Financial Statements – continued

of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the
Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal
Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

2/28/11

2/28/10

Ordinary income (including any short-term capital gains)

$10,855,741

$8,471,693

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/11

Cost of investments

$387,005,947

Gross appreciation

36,658,318

Gross depreciation

(3,328,839
)

Net unrealized appreciation (depreciation)

$33,329,479

Undistributed ordinary income

645,012

Capital loss carryforwards

(38,424,969
)

Other temporary differences

(1,250,604
)

As of February 28, 2011, the fund had capital
loss carryforwards available to offset future realized gains. Such losses expire as follows:

2/28/17

$(9,619,018
)

2/28/18

(28,805,951
)

$(38,424,969
)

Multiple Classes of Shares of Beneficial
Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

Year ended 2/28/11

Year ended 2/28/10

Class A

$7,167,650

$5,790,209

Class C

3,185,496

2,530,928

Class I

482,602

131,206

Class R1

4,145

4,289

Class R2

4,708

4,775

Class R3

5,806

5,020

Class R4

5,334

5,266

Total

$10,855,741

$8,471,693

(3)

Transactions with Affiliates

Investment
Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

Notes to Financial Statements – continued

The management fee is computed daily and paid monthly at an annual rate of
0.65% of the fund’s average daily net assets. The adviser and the fund have engaged a sub-adviser for the real estate related component of the fund, Sun Capital Advisers LLC, referred to as Sun Capital or the sub-adviser. MFS pays a sub-advisory fee to the sub-adviser in an amount equal to 0.30% annually of the average daily net asset value of the fund’s assets managed by the sub-adviser. The fund is not responsible for paying the sub-advisory fee. At a meeting held on
April 12, 2011, the fund’s Board of Trustees approved the termination of the sub-advisory agreement with Sun Capital effective on or about May 1, 2011.

Prior to July 1, 2010, the investment adviser agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets.

Class A

Class C

Class I

Class R1

Class R2

Class R3

Class R4

0.95%

1.70%

0.70%

1.70%

1.20%

0.95%

0.70%

This written agreement expired June 30, 2010.
For the period March 1, 2010 through June 30, 2010, this reduction amounted to $136,231 and is reflected as a reduction of total expenses in the Statements of Operations.

Effective July 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A

Class C

Class I

Class R1

Class R2

Class R3

Class R4

1.10%

1.85%

0.85%

1.85%

1.35%

1.10%

0.85%

This written agreement will continue until
modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2012. For the period July 1, 2010 through February 28, 2011, this reduction amounted to $82,479 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $325,068 for the year ended February 28, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.
One component of the plan

Notes to Financial Statements – continued

is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

Class A

—

0.25%

0.25%

0.25%

$410,826

Class C

0.75%

0.25%

1.00%

1.00%

881,447

Class R1

0.75%

0.25%

1.00%

1.00%

1,152

Class R2

0.25%

0.25%

0.50%

0.50%

574

Class R3

—

0.25%

0.25%

0.25%

331

Total Distribution and Service Fees

$1,294,330

(d)
In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)
The annual effective rates represent actual fees incurred under the distribution plan for the year ended February 28, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended February 28,
2011, were as follows:

Amount

Class A

$197

Class C

13,652

Shareholder Servicing Agent – MFS
Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended February 28, 2011, the fee was $84,326, which equated to 0.0320% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended February 28, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $176,795.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of
$17,500 plus a fee based on average daily net assets.

Notes to Financial Statements – continued

The administrative services fee incurred for the year ended February 28, 2011 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other –
This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were
$2,359 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,139, which is shown as a reduction of total expenses in the
Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)

Portfolio Securities

Purchases and sales of
investments, other than purchased option transactions and short-term obligations, were as follows:

Purchases

Sales

U.S. Government securities

$76,084,036

$30,482,520

Investments (non-U.S. Government securities)

$257,988,558

$116,040,930

Notes to Financial Statements – continued

(5)

Shares of Beneficial Interest

The fund’s
Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Year ended 2/28/11

Year ended 2/28/10

Shares

Amount

Shares

Amount

Shares sold

Class A

15,865,631

$163,162,444

3,044,087

$26,342,501

Class C

7,370,346

75,831,109

1,367,721

12,303,241

Class I

2,690,752

28,005,712

310,755

2,822,701

Class R1

285

2,873

—

—

Class R3

5,419

56,104

—

—

25,932,433

$267,058,242

4,722,563

$41,468,443

Shares issued to shareholders in reinvestment of distributions

Class A

510,353

$5,222,898

540,822

$4,706,859

Class C

202,690

2,072,344

186,069

1,616,346

Class I

16,446

168,941

9,337

82,026

Class R1

408

4,145

492

4,289

Class R2

464

4,708

548

4,775

Class R3

568

5,806

576

5,020

Class R4

524

5,334

603

5,266

731,453

$7,484,176

738,447

$6,424,581

Shares reacquired

Class A

(4,652,805
)

$(47,705,796
)

(4,752,596
)

$(40,470,307
)

Class C

(1,351,941
)

(13,745,859
)

(1,724,255
)

(14,356,702
)

Class I

(234,608
)

(2,420,703
)

(71,205
)

(655,207
)

(6,239,354
)

$(63,872,358
)

(6,548,056
)

$(55,482,216
)

Net change

Class A

11,723,179

$120,679,546

(1,167,687
)

$(9,420,947
)

Class C

6,221,095

64,157,594

(170,465
)

(437,115
)

Class I

2,472,590

25,753,950

248,887

2,249,520

Class R1

693

7,018

492

4,289

Class R2

464

4,708

548

4,775

Class R3

5,987

61,910

576

5,020

Class R4

524

5,334

603

5,266

20,424,532

$210,670,060

(1,087,046
)

$(7,589,192
)

(6)

Line of Credit

The fund and certain other funds
managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its

Notes to Financial Statements – continued

borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended February 28, 2011, the fund’s commitment fee and interest expense were $2,339 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)

Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds

Beginning Shares/Par Amount

Acquisitions Shares/Par Amount

Dispositions Shares/Par Amount

Ending Shares/Par Amount

MFS Institutional Money Market Portfolio

10,587,045

132,773,215

(122,272,144
)

21,088,116

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Institutional Money Market Portfolio

$—

$—

$35,748

$21,088,116

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of

MFS
Diversified Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Diversified Income Fund (the Fund), including the portfolio of investments, as of February 28, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the Fund’s custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Diversified Income Fund at February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 15, 2011

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of April 1, 2011, are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

 Principal Occupations During the Past Five Years & Other Directorships
(j)

INTERESTED TRUSTEES

Robert J. Manning (k) (born 10/20/63)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July
2010)

Robert C. Pozen (k) (born 8/08/46)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010); Medtronic, Inc, (medical devices), Director (since 2004); Harvard Business School
(education), Senior Lecturer (since 2008); The Neilsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November 2007); Bell Canada Enterprises (telecommunications), Director (until February
2009)

INDEPENDENT TRUSTEES

David H. Gunning (born 5/30/42)

Trustee and Chair of Trustees

January 2004

Retired; Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Cleveland-Cliffs
Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (until 2008)

Robert E. Butler (born 11/29/41)

Trustee

January 2006

Consultant – investment company industry regulatory and compliance matters; PricewaterhouseCoopers LLP (professional services firm), Partner (until
2002)

Trustees and Officers – continued

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

  Principal Occupations During the Past Five Years &
Other Directorships (j)

  Maureen R. Goldfarb    (born
4/06/55)

Trustee

January 2009

Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer
(until 2004)

William R. Gutow (born 9/27/41)

Trustee

December 1993

Private investor and real estate consultant; Capital Entertainment Management Company (video franchise), Vice Chairman; Atlantic Coast Tan (tanning salons), Vice Chairman (until
2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (born 12/21/44)

Trustee

December 2004

Private investor; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance),
President and Chief Operating Officer (until 2001)

  John P. Kavanaugh    (born
11/04/54)

Trustee

January 2009

Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus
Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)

Trustee

June 1989

Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)

Trustee

March 2005

Private investor; The Travelers Companies (property and casualty insurance), Director; New Profit, Inc. (venture philanthropy), Executive Partner (until
2010)

Trustees and Officers – continued

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

  Principal Occupations During the Past Five Years &
Other Directorships (j)

Robert W. Uek (born 5/18/41)

Trustee

January 2006

Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999)

OFFICERS

Maria F. DiOrioDwyer (k) (born 12/01/58)

President

March 2004

Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006)

Christopher R. Bohane (k) (born 1/18/74)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

  John M. Corcoran (k)
(born 4/13/65)

Treasurer

October 2008

Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until
September 2008)

Ethan D. Corey (k) (born 11/21/63)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (born 8/10/68)

Assistant Treasurer

July 2005

Massachusetts Financial Services Company, Vice President

Timothy M. Fagan (k) (born 7/10/68)

Assistant Secretary and Assistant Clerk

September 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Robyn L. Griffin (born 7/04/75)

Assistant Independent Chief Compliance Officer

August 2008

Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant
Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April
2006)

Trustees and Officers – continued

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

  Principal Occupations During the Past Five Years &
Other Directorships (j)

  Brian E. Langenfeld (k)
(born 3/07/73)

Assistant Secretary and Assistant Clerk

June 2006

Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April
2006)

Ellen Moynihan (k) (born 11/13/57)

Assistant Treasurer

April 1997

Massachusetts Financial Services Company, Senior Vice President

  Susan S. Newton (k)
(born 3/07/50)

Assistant Secretary and Assistant Clerk

May 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira (k) (born 11/05/70)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum (k) (born 5/01/52)

Secretary and Clerk

January 2006

Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner
(until January 2006)

Frank L. Tarantino (born 3/07/44)

Independent Chief Compliance Officer

June 2004

Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel (k) (born 7/16/70)

Assistant Secretary and Assistant Clerk

October 2007

Massachusetts Financial Services Company, Vice President and Assistant General Counsel

James O. Yost (k) (born 6/12/60)

Assistant Treasurer

September 1990

Massachusetts Financial Services Company, Senior Vice President

(h)
Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from
December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.

(j)
Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not

Trustees and Officers – continued

elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Custodian

Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741

JPMorgan Chase Bank One Chase Manhattan Plaza New York, NY 10081

Sub-Investment Adviser

Independent Registered Public Accounting Firm

Sun Capital Advisers LLC One Sun Life Executive Park, Wellesley Hills, MA 02481

Ernst & Young LLP 200 Clarendon Street, Boston, MA 02116

Distributor

MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741

Portfolio Managers

  John Addeo   David Cole
 Richard Gable   Thomas Pedulla
 Matthew Ryan   Jonathan Sage
 Leo Saraceno   Geoffrey Schechter
James Swanson

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of
the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at
http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete
schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio
holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15%
tax rate.

For corporate shareholders, 15.04% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

rev. 3/11

FACTS

WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of personal
information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer
instructions

When you are no
longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does MFS share?

Can you limit this sharing?

  For our everyday business purposes
–   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes –
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 800-225-2606 or go to
mfs.com.

Who we are

Who is providing this notice?

MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors,
Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do

How does MFS
protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.

How does MFS collect my personal information?

We collect your personal information, for example,
when you

•open an account or provide account information

• direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

•sharing for affiliates’ everyday business purposes –
information about your creditworthiness

•affiliates from
using your information to market to you

•sharing for
nonaffiliates to market to you

State laws and individual companies may give you
additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control.
They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information

If you own an MFS product or receive an
MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Government Securities Fund

ANNUAL REPORT

February 28, 2011

MFG-ANN

MFS® GOVERNMENT SECURITIES FUND

SIPC Contact
Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address
(www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO
BANK GUARANTEE

LETTER FROM THE
CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions
expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)

Mortgage-Backed Securities

45.0%

U.S. Treasury Securities

35.1%

U.S. Government Agencies

9.1%

Commercial Mortgage-Backed Securities

1.5%

High Grade Corporates

0.5%

Composition including fixed income credit quality (a)(i)

AAA

42.1%

AA

1.5%

U.S. Agency (NR)

47.1%

Other Fixed Income (NR)

0.5%

Cash & Other

8.8%

Portfolio facts (i)

Average Duration (d)

4.4

Average Effective Maturity (m)

6.3 yrs.

(a)
The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from
Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed income securities and collateralized mortgage obligations of U.S. Agency mortgage backed securities. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.

(d)
Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)
For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)
In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 2/28/11, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended February 28, 2011, Class A shares of the
MFS Government Securities Fund (the “fund”) provided a total return of 2.96%, at net asset value. This compares with a return of 3.77% for the fund’s benchmark, the Barclays Capital U.S. Government/Mortgage Bond Index.

Market Environment

The beginning
of the reporting period witnessed a continuation of the financial market and macroeconomic rebounds that had begun in early 2009. These recoveries in global activity and asset valuations were generally synchronized around the world, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recoveries included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the second and third quarters of 2010, heightened
risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused many asset prices to retrench significantly, as many questioned the durability of the global recovery.

Towards the end of the period, the U.S.
Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. However, in a text-book case of “buy the rumor, sell the fact,” the weeks following the early November announcement of further quantitative easing saw a sell-off in U.S. Treasury bonds. This rise in Treasury yields occurred despite risk-off behavior in equities and credit markets (which would normally result in Treasury yield compression), and appears to have been the result of a few factors: signs of improved U.S. and global economic activity; opposition to quantitative easing from some quarters; and crowded long positions in U.S. Treasuries. The December agreement on an expansionary U.S. fiscal package also boosted sentiment, leading markets to reach near-term highs in risky asset valuations.

Detractors from Performance

Relative to the Barclays Capital U.S. Government/Mortgage Bond Index, the fund’s lesser exposure to Government National Mortgage Association (Ginnie Mae) and Federal Home Loan Association (Freddie
Mac) mortgage-backed

3

Management Review – continued

securities held back relative performance as these bonds outperformed the benchmark over the reporting period. The fund’s underweight position in U.S. treasury securities, and overweight position in municipal bonds, also detracted from relative returns. The fund’s yield curve (y) positioning also held back performance. The fund’s return from yield, which was less than that of the index, was a negative factor for relative performance.

Contributors to Performance

The fund’s greater exposure to Federal National Mortgage Association (Fannie Mae) mortgage-backed securities enhanced relative returns as these bonds outperformed the benchmark over the reporting period. The fund benefited from holdings of commercial mortgage-backed securities and government agency securities.

Respectfully,

Geoffrey Schechter

Portfolio Manager

(y)
A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 2/28/11

The
following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data
shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

5

Performance Summary – continued

Total Returns through 2/28/11

Average annual without sales charge

Share class

Class inception date

1-yr

5-yr

10-yr

Life (t)

A

7/25/84

2.96%

5.58%

4.91%

N/A

B

8/30/93

2.09%

4.78%

4.17%

N/A

C

4/01/96

2.19%

4.77%

4.16%

N/A

I

1/02/97

3.11%

5.83%

5.21%

N/A

R1

4/01/05

2.09%

4.74%

N/A

4.31%

R2

10/31/03

2.60%

5.22%

N/A

4.34%

R3

4/01/05

2.86%

5.48%

N/A

5.08%

R4

4/01/05

3.22%

5.81%

N/A

5.38%

Comparative benchmark

Barclays Capital U.S. Government/ Mortgage Bond Index (f)

3.77%

5.82%

5.43%

N/A

Average annual with sales charge

A   With
Initial Sales Charge (4.75%)

(1.93)%

4.56%

4.40%

N/A

B   With CDSC (Declining over six years from
4% to 0%) (x)

(1.89)%

4.45%

4.17%

N/A

C   With CDSC (1% for 12
months) (x)

1.20%

4.77%

4.16%

N/A

Class
I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC
– Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

Benchmark Definition

Barclays Capital U.S. Government/Mortgage Bond Index –
measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the

6

Performance Summary – continued

share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to
time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested
at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

The expenses include the
payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

8

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class

  Annualized
Expense Ratio

  Beginning
Account Value 9/01/10

  Ending
 Account Value
2/28/11

  Expenses
 Paid During Period (p)
9/01/10-2/28/11

A

Actual

0.88%

$1,000.00

$983.83

$4.33

Hypothetical (h)

0.88%

$1,000.00

$1,020.43

$4.41

B

Actual

1.63%

$1,000.00

$979.15

$8.00

Hypothetical (h)

1.63%

$1,000.00

$1,016.71

$8.15

C

Actual

1.63%

$1,000.00

$979.27

$8.00

Hypothetical (h)

1.63%

$1,000.00

$1,016.71

$8.15

I

Actual

0.63%

$1,000.00

$984.08

$3.10

Hypothetical (h)

0.63%

$1,000.00

$1,021.67

$3.16

R1

Actual

1.64%

$1,000.00

$979.15

$8.05

Hypothetical (h)

1.64%

$1,000.00

$1,016.66

$8.20

R2

Actual

1.14%

$1,000.00

$981.59

$5.60

Hypothetical (h)

1.14%

$1,000.00

$1,019.14

$5.71

R3

Actual

0.89%

$1,000.00

$982.85

$4.38

Hypothetical (h)

0.89%

$1,000.00

$1,020.38

$4.46

R4

Actual

0.64%

$1,000.00

$984.11

$3.15

Hypothetical (h)

0.64%

$1,000.00

$1,021.62

$3.21

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

2/28/11

The Portfolio of Investments is a complete
list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.1%

Issuer

Shares/Par

Value ($)

Agency - Other - 5.5%

Financing Corp., 10.7%, 2017

$
14,360,000

$
21,037,185

Financing Corp., 9.4%, 2018

11,750,000

16,284,372

Financing Corp., 9.8%, 2018

14,975,000

21,195,046

Financing Corp., 10.35%, 2018

15,165,000

22,218,105

Financing Corp., STRIPS, 0%, 2017

18,780,000

15,124,717

$
95,859,425

Asset-Backed & Securitized - 1.5%

Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049

$
4,260,000

$
4,490,030

Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046

9,314,763

9,849,560

JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049

5,431,290

5,849,988

JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.988%, 2051

5,341,614

5,645,847

$
25,835,425

Local Authorities - 0.5%

Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043

$
4,855,000

$
4,747,264

San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040

840,000

827,669

University of California Rev. (Build America Bonds), 5.77%, 2043

2,750,000

2,636,013

$
8,210,946

Mortgage-Backed - 44.7%

Fannie Mae, 5.503%, 2011

$
1,743,000

$
1,783,152

Fannie Mae, 6.088%, 2011

2,736,000

2,762,215

Fannie Mae, 4.73%, 2012

2,603,864

2,718,449

Fannie Mae, 4.77%, 2012 - 2014

2,141,481

2,268,590

Fannie Mae, 4.951%, 2012

884,046

917,095

Fannie Mae, 6.205%, 2012

1,141,827

1,164,625

Fannie Mae, 6.468%, 2012

359,992

371,903

Fannie Mae, 4.35%, 2013

854,739

896,756

Fannie Mae, 4.374%, 2013

2,372,918

2,490,312

Fannie Mae, 4.518%, 2013

564,220

593,968

Fannie Mae, 4.543%, 2013

2,561,293

2,687,296

10

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Mortgage-Backed - continued

Fannie Mae, 4.845%, 2013

$
3,528,580

$
3,730,959

Fannie Mae, 5%, 2013 - 2040

74,914,694

79,054,359

Fannie Mae, 5.06%, 2013 - 2017

3,242,181

3,435,094

Fannie Mae, 5.105%, 2013

2,017,969

2,155,327

Fannie Mae, 5.37%, 2013

1,865,405

1,953,132

Fannie Mae, 4.6%, 2014

1,713,248

1,817,382

Fannie Mae, 4.61%, 2014

5,585,550

5,982,216

Fannie Mae, 4.714%, 2014

2,078,087

2,208,123

Fannie Mae, 4.82%, 2014 - 2015

4,954,354

5,326,649

Fannie Mae, 4.839%, 2014

8,071,923

8,620,288

Fannie Mae, 4.92%, 2014

736,216

780,335

Fannie Mae, 4.935%, 2014

743,358

792,793

Fannie Mae, 5.034%, 2014

5,209,285

5,510,664

Fannie Mae, 5.1%, 2014 - 2015

3,166,703

3,388,110

Fannie Mae, 4.56%, 2015

2,217,801

2,364,864

Fannie Mae, 4.564%, 2015

720,928

771,001

Fannie Mae, 4.62%, 2015

3,169,125

3,383,353

Fannie Mae, 4.665%, 2015

1,498,741

1,603,083

Fannie Mae, 4.69%, 2015

1,221,261

1,306,860

Fannie Mae, 4.7%, 2015

2,161,896

2,312,868

Fannie Mae, 4.74%, 2015

1,701,611

1,824,121

Fannie Mae, 4.78%, 2015

1,849,575

1,985,067

Fannie Mae, 4.79%, 2015

1,910,398

2,049,354

Fannie Mae, 4.81%, 2015

1,594,789

1,713,232

Fannie Mae, 4.815%, 2015

1,950,046

2,094,302

Fannie Mae, 4.85%, 2015

1,369,419

1,472,140

Fannie Mae, 4.87%, 2015

1,305,433

1,405,670

Fannie Mae, 4.89%, 2015

1,209,026

1,301,788

Fannie Mae, 4.925%, 2015

5,488,740

5,926,715

Fannie Mae, 5.471%, 2015

5,323,637

5,786,513

Fannie Mae, 4%, 2016

128,188

128,429

Fannie Mae, 4.5%, 2016 - 2040

32,699,242

34,356,845

Fannie Mae, 5.09%, 2016

600,000

646,067

Fannie Mae, 5.249%, 2016 - 2019

2,064,429

2,218,865

Fannie Mae, 5.445%, 2016

648,809

699,302

Fannie Mae, 5.605%, 2016

4,325,904

4,720,648

Fannie Mae, 5.915%, 2016

3,716,700

4,052,776

Fannie Mae, 6.5%, 2016 - 2037

17,718,422

19,978,694

Fannie Mae, 3.309%, 2017

4,995,259

4,989,122

Fannie Mae, 5.05%, 2017

2,320,422

2,497,670

Fannie Mae, 5.155%, 2017

4,478,113

4,864,508

Fannie Mae, 5.3%, 2017

759,809

820,795

11

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Mortgage-Backed - continued

Fannie Mae, 5.38%, 2017

$
2,006,098

$
2,166,143

Fannie Mae, 5.5%, 2017 - 2038

137,059,077

147,509,859

Fannie Mae, 5.507%, 2017

1,469,219

1,587,200

Fannie Mae, 6%, 2017 - 2037

45,412,186

49,750,999

Fannie Mae, 5.332%, 2018

820,077

887,783

Fannie Mae, 5.549%, 2018

1,880,000

2,021,467

Fannie Mae, 5.869%, 2018

1,132,436

1,215,734

Fannie Mae, 4.825%, 2019

1,180,000

1,234,476

Fannie Mae, 4.991%, 2019

1,623,768

1,712,225

Fannie Mae, 5.001%, 2019

628,895

665,170

Fannie Mae, 5.037%, 2019

5,347,469

5,773,415

Fannie Mae, 5.104%, 2019

429,867

455,456

Fannie Mae, 5.218%, 2019

740,331

788,306

Fannie Mae, 5.456%, 2019

586,819

629,725

Fannie Mae, 5.652%, 2019

390,887

413,731

Fannie Mae, 5.786%, 2019

1,442,115

1,541,738

Fannie Mae, 3.999%, 2020

1,896,916

1,875,239

Fannie Mae, 4.278%, 2020

1,165,919

1,174,722

Fannie Mae, 4.88%, 2020

1,044,547

1,096,610

Fannie Mae, 5.19%, 2020

1,970,927

2,075,680

Fannie Mae, 7.5%, 2024 - 2031

458,245

529,890

Fannie Mae, 4.5%, 2025

3,023,740

3,172,060

Freddie Mac, 4.375%, 2015

1,092,602

1,110,240

Freddie Mac, 4.5%, 2016 - 2028

16,044,278

16,745,968

Freddie Mac, 5%, 2016 - 2040

44,643,888

47,033,657

Freddie Mac, 6.5%, 2016 - 2038

5,769,823

6,458,805

Freddie Mac, 3.882%, 2017

5,323,000

5,445,063

Freddie Mac, 6%, 2017 - 2038

34,832,228

38,157,251

Freddie Mac, 4.186%, 2019

2,800,000

2,819,587

Freddie Mac, 5.085%, 2019

6,865,000

7,198,804

Freddie Mac, 2.757%, 2020

7,905,237

7,808,962

Freddie Mac, 3.32%, 2020

7,921,000

7,998,852

Freddie Mac, 4.224%, 2020

4,281,146

4,310,931

Freddie Mac, 4.251%, 2020

3,106,000

3,159,301

Freddie Mac, 5.5%, 2021 - 2038

53,056,409

57,155,832

Freddie Mac, 4%, 2025

14,014,573

14,417,567

Ginnie Mae, 4%, 2032

334,234

340,231

Ginnie Mae, 5.5%, 2033 - 2038

25,965,531

28,237,155

Ginnie Mae, 4.5%, 2039 - 2040

21,178,842

22,014,775

Ginnie Mae, 5.612%, 2058

12,466,837

13,289,369

Ginnie Mae, 6.357%, 2058

6,800,952

7,341,043

$
780,005,465

12

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

U.S. Government Agencies and Equivalents - 3.4%

Aid-Egypt, 4.45%, 2015

$
6,204,000

$
6,794,683

Farmer Mac, 5.5%, 2011 (n)

11,110,000

11,324,712

FDIC Structured Sale Guarantee Note, 0%, 2012 (n)

1,106,000

1,076,868

Small Business Administration, 8.8%, 2011

7,629

7,689

Small Business Administration, 6.35%, 2021

1,390,581

1,508,764

Small Business Administration, 6.34%, 2021

1,620,889

1,759,402

Small Business Administration, 6.44%, 2021

1,504,589

1,636,689

Small Business Administration, 6.625%, 2021

1,546,942

1,688,742

Small Business Administration, 6.07%, 2022

1,620,891

1,753,689

Small Business Administration, 4.98%, 2023

1,781,925

1,878,668

Small Business Administration, 4.89%, 2023

4,012,032

4,291,377

Small Business Administration, 4.77%, 2024

3,574,804

3,780,882

Small Business Administration, 5.52%, 2024

2,546,946

2,721,911

Small Business Administration, 4.99%, 2024

3,118,565

3,318,592

Small Business Administration, 4.86%, 2024

2,343,714

2,485,041

Small Business Administration, 4.86%, 2025

3,446,319

3,651,383

Small Business Administration, 5.11%, 2025

3,098,054

3,287,494

U.S. Department of Housing & Urban Development, 6.36%, 2016

7,000,000

7,160,706

U.S. Department of Housing & Urban Development, 6.59%, 2016

350,000

358,365

$
60,485,657

U.S. Treasury Obligations - 34.5%

U.S. Treasury Bonds, 7.5%, 2016

$
3,421,000

$
4,359,637

U.S. Treasury Bonds, 6.25%, 2023

1,445,000

1,803,315

U.S. Treasury Bonds, 6%, 2026

5,933,000

7,266,999

U.S. Treasury Bonds, 6.75%, 2026

6,811,000

8,958,590

U.S. Treasury Bonds, 6.375%, 2027

2,309,000

2,941,089

U.S. Treasury Bonds, 5.25%, 2029

83,773,000

94,872,923

U.S. Treasury Bonds, 6.25%, 2030

3,166,000

4,012,411

U.S. Treasury Bonds, 4.5%, 2036

2,662,000

2,697,354

U.S. Treasury Bonds, 5%, 2037

4,133,000

4,508,847

U.S. Treasury Bonds, 4.375%, 2038

13,550,000

13,376,397

U.S. Treasury Bonds, 4.5%, 2039

34,180,300

34,276,415

U.S. Treasury Notes, 0.75%, 2011

45,000,000

45,175,770

U.S. Treasury Notes, 1.125%, 2012

12,294,000

12,384,767

U.S. Treasury Notes, 1.375%, 2013

16,769,000

16,999,574

U.S. Treasury Notes, 3.625%, 2013

5,523,000

5,874,230

U.S. Treasury Notes, 3.375%, 2013

2,594,000

2,752,680

U.S. Treasury Notes, 3.125%, 2013

48,289,000

50,978,842

U.S. Treasury Notes, 4%, 2014

2,232,000

2,421,024

U.S. Treasury Notes, 1.875%, 2014

85,109,000

86,791,264

U.S. Treasury Notes, 2.625%, 2014

16,750,000

17,455,326

U.S. Treasury Notes, 4%, 2015

13,740,000

15,005,578

13

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

U.S. Treasury Obligations - continued

U.S. Treasury Notes, 2.625%, 2016

$
4,787,000

$
4,885,358

U.S. Treasury Notes, 4.75%, 2017

11,447,000

12,895,755

U.S. Treasury Notes, 3.75%, 2018

57,439,000

60,620,604

U.S. Treasury Notes, 2.75%, 2019

19,935,600

19,543,108

U.S. Treasury Notes, 3.125%, 2019

3,613,000

3,624,572

U.S. Treasury Notes, 3.5%, 2020

19,949,000

20,274,767

U.S. Treasury Notes, TIPS, 1.25%, 2020

43,341,056

44,624,342

$
601,381,538

Total Bonds (Identified Cost, $1,511,775,165)

$
1,571,778,456

Issuer/Expiration Date/Strike Price

Number of Contracts

Call Options Purchased - 0.0%

U.S. Treasury Note 10 year Futures - March 2011 @ $119.50 (Premiums Paid, $107,730)

146

$
104,938

Issuer

Shares/Par

Money Market Funds (v) - 9.4%

MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value

162,661,736

$
162,661,736

Total Investments (Identified Cost, $1,674,544,631)

$
1,734,545,130

Other Assets, Less Liabilities - 0.5%

9,519,254

Net Assets - 100.0%

$
1,744,064,384

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,401,580, representing 0.7% of net assets.

(v)
Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN

Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS

Separate Trading of Registered Interest and Principal of Securities

TIPS

Treasury Inflation Protected Security

See Notes to Financial
Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11

This statement represents
your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets

Investments-

Non-affiliated issuers, at value (identified cost, $1,511,882,895)

$1,571,883,394

Underlying affiliated funds, at cost and value

162,661,736

Total investments, at value (identified cost, $1,674,544,631)

$1,734,545,130

Receivables for

Investments sold

16,853,324

Fund shares sold

3,759,652

Interest and dividends

8,524,545

Other assets

16,072

Total assets

$1,763,698,723

Liabilities

Payables for

Distributions

$835,592

Investments purchased

11,763,022

Fund shares reacquired

6,123,524

Payable to affiliates

Investment adviser

79,217

Shareholder servicing costs

556,046

Distribution and service fees

52,672

Payable for independent Trustees’ compensation

85,267

Accrued expenses and other liabilities

138,999

Total liabilities

$19,634,339

Net assets

$1,744,064,384

Net assets consist of

Paid-in capital

$1,719,815,867

Unrealized appreciation (depreciation) on investments

60,000,499

Accumulated net realized gain (loss) on investments

(37,770,656
)

Undistributed net investment income

2,018,674

Net assets

$1,744,064,384

Shares of beneficial interest outstanding

172,256,199

Net assets

Shares outstanding

Net asset value per share (a)

Class A

$915,575,852

90,427,080

$10.13

Class B

53,576,827

5,298,207

10.11

Class C

111,328,463

10,971,807

10.15

Class I

434,682,205

42,937,715

10.12

Class R1

7,218,895

713,702

10.11

Class R2

123,672,223

12,227,473

10.11

Class R3

70,987,973

7,012,592

10.12

Class R4

27,021,946

2,667,623

10.13

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was
$10.64 [100 / 95.25 x $10.13]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Year ended 2/28/11

This statement describes how
much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income

Income

Interest

$63,949,754

Other

13,302

Dividends from underlying affiliated funds

309,979

Total investment income

$64,273,035

Expenses

Management fee

$6,854,430

Distribution and service fees

5,064,786

Shareholder servicing costs

2,706,555

Administrative services fee

240,120

Independent Trustees’ compensation

53,436

Custodian fee

239,406

Shareholder communications

177,461

Auditing fees

52,241

Legal fees

31,134

Miscellaneous

283,328

Total expenses

$15,702,897

Fees paid indirectly

(20
)

Reduction of expenses by investment adviser

(8,039
)

Net expenses

$15,694,838

Net investment income

$48,578,197

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)

Investment transactions

$4,540,376

Futures contracts

(245,676
)

Net realized gain (loss) on investments

$4,294,700

Change in unrealized appreciation (depreciation)

Investments

$(7,655,221
)

Futures contracts

(54,512
)

Net unrealized gain (loss) on investments

$(7,709,733
)

Net realized and unrealized gain (loss) on investments

$(3,415,033
)

Change in net assets from operations

$45,163,164

See Notes to
Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Years ended 2/28

2011

2010

Change in net assets

From operations

Net investment income

$48,578,197

$50,138,296

Net realized gain (loss) on investments

4,294,700

11,696,754

Net unrealized gain (loss) on investments

(7,709,733
)

25,491,603

Change in net assets from operations

$45,163,164

$87,326,653

Distributions declared to shareholders

From net investment income

$(52,591,517
)

$(55,242,760
)

Change in net assets from fund share transactions

$180,029,376

$98,887,942

Total change in net assets

$172,601,023

$130,971,835

Net assets

At beginning of period

1,571,463,361

1,440,491,526

  At end of period (including undistributed net investment income of $2,018,674 and $1,198,139, respectively)

$1,744,064,384

$1,571,463,361

See Notes to
Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A

Years ended 2/29, 2/28

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.15

$9.92

$9.78

$9.48

$9.47

Income (loss) from investment operations

Net investment income (d)

$0.30

$0.35

$0.39

$0.41

$0.40

Net realized and unrealized gain (loss) on investments

(0.00
)(w)

0.27

0.17

0.33

0.04

Total from investment operations

$0.30

$0.62

$0.56

$0.74

$0.44

Less distributions declared to shareholders

From net investment income

$(0.32
)

$(0.39
)

$(0.42
)

$(0.44
)

$(0.43
)

Net asset value, end of period

$10.13

$10.15

$9.92

$9.78

$9.48

Total return (%) (r)(s)(t)

2.96

6.31

5.95

8.02

4.75

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

0.87

0.88

0.91

0.84

0.88

Expenses after expense reductions (f)

0.87

0.88

0.80

0.73

0.78

Net investment income

2.88

3.49

3.98

4.35

4.29

Portfolio turnover

34

32

57

55

14

Net assets at end of period (000 omitted)

$915,576

$923,918

$888,523

$740,620

$731,126

See Notes to
Financial Statements

18

Financial Highlights – continued

Class B

Years ended 2/29, 2/28

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.14

$9.91

$9.77

$9.47

$9.46

Income (loss) from investment operations

Net investment income (d)

$0.22

$0.28

$0.32

$0.34

$0.33

Net realized and unrealized gain (loss) on investments

(0.01
)

0.26

0.17

0.33

0.04

Total from investment operations

$0.21

$0.54

$0.49

$0.67

$0.37

Less distributions declared to shareholders

From net investment income

$(0.24
)

$(0.31
)

$(0.35
)

$(0.37
)

$(0.36
)

Net asset value, end of period

$10.11

$10.14

$9.91

$9.77

$9.47

Total return (%) (r)(s)(t)

2.09

5.52

5.16

7.22

3.97

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.62

1.63

1.66

1.59

1.64

Expenses after expense reductions (f)

1.62

1.63

1.55

1.49

1.54

Net investment income

2.15

2.75

3.25

3.61

3.55

Portfolio turnover

34

32

57

55

14

Net assets at end of period (000 omitted)

$53,577

$74,842

$102,852

$94,206

$124,277

Class C

Years ended 2/29, 2/28

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.17

$9.95

$9.81

$9.51

$9.50

Income (loss) from investment operations

Net investment income (d)

$0.22

$0.27

$0.31

$0.34

$0.33

Net realized and unrealized gain (loss) on investments

(0.00
)(w)

0.26

0.18

0.33

0.04

Total from investment operations

$0.22

$0.53

$0.49

$0.67

$0.37

Less distributions declared to shareholders

From net investment income

$(0.24
)

$(0.31
)

$(0.35
)

$(0.37
)

$(0.36
)

Net asset value, end of period

$10.15

$10.17

$9.95

$9.81

$9.51

Total return (%) (r)(s)(t)

2.19

5.40

5.16

7.21

3.97

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.62

1.62

1.66

1.59

1.64

Expenses after expense reductions (f)

1.62

1.62

1.55

1.49

1.54

Net investment income

2.12

2.71

3.21

3.59

3.55

Portfolio turnover

34

32

57

55

14

Net assets at end of period (000 omitted)

$111,328

$116,622

$92,046

$35,316

$27,529

See Notes to
Financial Statements

19

Financial Highlights – continued

Class I

Years ended 2/29, 2/28

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.15

$9.92

$9.78

$9.48

$9.47

Income (loss) from investment operations

Net investment income (d)

$0.32

$0.38

$0.41

$0.44

$0.42

Net realized and unrealized gain (loss) on investments

(0.00
)(w)

0.26

0.18

0.32

0.04

Total from investment operations

$0.32

$0.64

$0.59

$0.76

$0.46

Less distributions declared to shareholders

From net investment income

$(0.35
)

$(0.41
)

$(0.45
)

$(0.46
)

$(0.45
)

Net asset value, end of period

$10.12

$10.15

$9.92

$9.78

$9.48

Total return (%) (r)(s)

3.11

6.57

6.21

8.28

5.01

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

0.62

0.63

0.66

0.59

0.63

Expenses after expense reductions (f)

0.62

0.63

0.55

0.48

0.53

Net investment income

3.13

3.73

4.26

4.61

4.54

Portfolio turnover

34

32

57

55

14

Net assets at end of period (000 omitted)

$434,682

$318,667

$286,371

$449,109

$432,536

Class R1

Years ended 2/29, 2/28

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.14

$9.91

$9.77

$9.48

$9.46

Income (loss) from investment operations

Net investment income (d)

$0.22

$0.28

$0.32

$0.33

$0.32

Net realized and unrealized gain (loss) on investments

(0.01
)

0.26

0.17

0.32

0.05

Total from investment operations

$0.21

$0.54

$0.49

$0.65

$0.37

Less distributions declared to shareholders

From net investment income

$(0.24
)

$(0.31
)

$(0.35
)

$(0.36
)

$(0.35
)

Net asset value, end of period

$10.11

$10.14

$9.91

$9.77

$9.48

Total return (%) (r)(s)

2.09

5.52

5.16

7.00

3.98

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.62

1.63

1.66

1.68

1.82

Expenses after expense reductions (f)

1.62

1.63

1.55

1.58

1.62

Net investment income

2.14

2.74

3.24

3.45

3.45

Portfolio turnover

34

32

57

55

14

Net assets at end of period (000 omitted)

$7,219

$6,246

$5,713

$3,832

$586

See Notes to
Financial Statements

20

Financial Highlights – continued

Class R2

Years ended 2/29, 2/28

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.14

$9.91

$9.77

$9.48

$9.47

Income (loss) from investment operations

Net investment income (d)

$0.27

$0.32

$0.36

$0.37

$0.37

Net realized and unrealized gain (loss) on investments

(0.01
)

0.27

0.18

0.32

0.03

Total from investment operations

$0.26

$0.59

$0.54

$0.69

$0.40

Less distributions declared to shareholders

From net investment income

$(0.29
)

$(0.36
)

$(0.40
)

$(0.40
)

$(0.39
)

Net asset value, end of period

$10.11

$10.14

$9.91

$9.77

$9.48

Total return (%) (r)(s)

2.60

6.04

5.69

7.51

4.34

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.12

1.13

1.16

1.19

1.37

Expenses after expense reductions (f)

1.12

1.12

1.05

1.09

1.17

Net investment income

2.62

3.22

3.74

3.95

3.89

Portfolio turnover

34

32

57

55

14

Net assets at end of period (000 omitted)

$123,672

$73,052

$35,616

$13,863

$3,928

Class R3

Years ended 2/29, 2/28

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.15

$9.92

$9.78

$9.48

$9.48

Income (loss) from investment operations

Net investment income (d)

$0.29

$0.35

$0.39

$0.40

$0.39

Net realized and unrealized gain (loss) on investments

(0.00
)(w)

0.27

0.17

0.33

0.02

Total from investment operations

$0.29

$0.62

$0.56

$0.73

$0.41

Less distributions declared to shareholders

From net investment income

$(0.32
)

$(0.39
)

$(0.42
)

$(0.43
)

$(0.41
)

Net asset value, end of period

$10.12

$10.15

$9.92

$9.78

$9.48

Total return (%) (r)(s)

2.86

6.31

5.95

7.88

4.49

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

0.87

0.88

0.91

0.95

1.02

Expenses after expense reductions (f)

0.87

0.87

0.80

0.85

0.92

Net investment income

2.87

3.47

3.98

4.21

4.15

Portfolio turnover

34

32

57

55

14

Net assets at end of period (000 omitted)

$70,988

$46,780

$25,009

$15,317

$8,108

See Notes to
Financial Statements

21

Financial Highlights – continued

Class R4

Years ended 2/29, 2/28

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.15

$9.93

$9.78

$9.51

$9.47

Income (loss) from investment operations

Net investment income (d)

$0.32

$0.37

$0.41

$0.43

$0.42

Net realized and unrealized gain (loss) on investments

0.01
(g)

0.26

0.19

0.29

0.06

Total from investment operations

$0.33

$0.63

$0.60

$0.72

$0.48

Less distributions declared to shareholders

From net investment income

$(0.35
)

$(0.41
)

$(0.45
)

$(0.45
)

$(0.44
)

Net asset value, end of period

$10.13

$10.15

$9.93

$9.78

$9.51

Total return (%) (r)(s)

3.22

6.46

6.32

7.85

5.24

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

0.63

0.63

0.66

0.65

0.73

Expenses after expense reductions (f)

0.63

0.62

0.55

0.55

0.63

Net investment income

3.10

3.71

4.23

4.47

4.44

Portfolio turnover

34

32

57

55

14

Net assets at end of period (000 omitted)

$27,022

$11,337

$4,361

$3,772

$54

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

(w)
Per share amount was less than $0.01.

See Notes to Financial
Statements

22

NOTES TO FINANCIAL STATEMENTS

(1)

Business and Organization

MFS Government
Securities Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)

Significant Accounting Policies

General
– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as

23

Notes to Financial Statements – continued

provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of
Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

24

Notes to Financial Statements – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of
February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value

Level 1

Level 2

Level 3

Total

U.S. Treasury Bonds & U.S. Government Agency & Equivalents

$104,938

$757,726,620

$—

$757,831,558

Corporate Bonds

—

8,210,946

—

8,210,946

Residential Mortgage-Backed Securities

—

780,005,465

—

780,005,465

Commercial Mortgage-Backed Securities

—

25,835,425

—

25,835,425

Mutual Funds

162,661,736

—

—

162,661,736

Total Investments

$162,766,674

$1,571,778,456

$—

$1,734,545,130

For further information regarding security
characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in
inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S.
and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a

25

Notes to Financial Statements – continued

particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are inductive of derivative activity during the period.

The
following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2011 as reported in the Statement of Assets and Liabilities:

Fair Value (a)

Risk

Derivative

Asset Derivatives

Interest Rate Contracts

Purchased Interest Rate Options

$104,938

(a)
The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended
February 28, 2011 as reported in the Statement of Operations:

Risk

Futures Contracts

Interest Rate Contracts

$(245,676
)

The following table presents, by major type of
derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended February 28, 2011 as reported in the Statement of Operations:

Risk

Futures Contracts

Investments (Purchased Options)

Interest Rate Contracts

$(54,512
)

$(2,792
)

Derivative counterparty credit risk is managed
through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International
Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master

26

Notes to Financial Statements – continued

Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and
Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA

27

Notes to Financial Statements – continued

Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal

28

Notes to Financial Statements – continued

value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund.
Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. On November 1, 2010, the fund received $32,855 from a non-recurring administrative proceeding concerning market timing, of which $19,553 was recorded as realized gain on investment transactions and $13,302 was recorded as other income (See Note 7 for further information).

The fund entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund entered into “TBA” sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

29

Notes to Financial Statements – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

2/28/11

2/28/10

Ordinary income (including any short-term capital gains)

$52,591,517

$55,242,760

The federal tax cost and the tax basis
components of distributable earnings were as follows:

As of 2/28/11

Cost of investments

$1,691,274,770

Gross appreciation

57,216,332

Gross depreciation

(13,945,972
)

Net unrealized appreciation (depreciation)

$43,270,360

Undistributed ordinary income

6,353,025

Capital loss carryforwards

(19,521,141
)

Post-October capital loss deferral

(568,797
)

Other temporary differences

(5,284,930
)

30

Notes to Financial Statements – continued

As of February 28, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

2/28/13

$(5,766,968
)

2/28/14

(6,955,037
)

2/28/15

(6,799,136
)

Total

$(19,521,141
)

Multiple Classes of Shares of Beneficial
Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

Year ended 2/28/11

Year ended 2/28/10

Class A

$29,917,744

$34,422,498

Class B

1,583,311

2,827,407

Class C

2,969,622

3,307,032

Class I

12,384,622

11,075,341

Class R1

160,835

193,209

Class R2

2,983,568

1,778,346

Class R3

1,912,136

1,378,388

Class R4

679,679

260,539

Total

$52,591,517

$55,242,760

(3)

Transactions with Affiliates

Investment
Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A

Class B

Class C

Class I

Class R1

Class R2

Class R3

Class R4

0.90%

1.65%

1.65%

0.65%

1.65%

1.15%

0.90%

0.65%

31

Notes to Financial Statements – continued

This written agreement will terminate on June 30, 2011. For the year ended February 28, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $262,855 for the year ended February 28, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to
MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee
Table:

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

Class A

—

0.25%

0.25%

0.25%

$2,398,382

Class B

0.75%

0.25%

1.00%

1.00%

664,364

Class C

0.75%

0.25%

1.00%

1.00%

1,255,855

Class R1

0.75%

0.25%

1.00%

1.00%

68,047

Class R2

0.25%

0.25%

0.50%

0.50%

523,838

Class R3

—

0.25%

0.25%

0.25%

154,300

Total Distribution and Service Fees

$5,064,786

(d)
In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)
The annual effective rates represent actual fees incurred under the distribution plan for the year ended February 28, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended February 28, 2011, were as follows:

Amount

Class A

$41,841

Class B

109,434

Class C

30,458

32

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a
wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s
Board of Trustees. For the year ended February 28, 2011, the fee was $831,383, which equated to 0.0485% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended February 28, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to
$1,497,226.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended February 28, 2011, these costs for the fund amounted to $377,946 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.
Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended February 28, 2011 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and
Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and
Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001.

33

Notes to Financial Statements – continued

Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement
Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $6,760 and the Retirement Deferral plan resulted in an expense of $1,594.
Both amounts are included in independent Trustees’ compensation for the year ended February 28, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $79,776 at
February 28, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $16,243 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $8,039, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)

Portfolio Securities

Purchases and sales of
investments, other than purchased option transactions and short-term obligations, were as follows:

Purchases

Sales

U.S. Government securities

$681,292,919

$463,975,662

Investments (non-U.S. Government securities)

$25,308,915

$73,549,484

34

Notes to Financial Statements – continued

(5)

Shares of Beneficial Interest

The fund’s
Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Year ended 2/28/11

Year ended 2/28/10

Shares

Amount

Shares

Amount

Shares sold

Class A

26,667,083

$273,592,738

30,152,926

$303,515,458

Class B

1,553,300

15,930,201

2,250,198

22,570,039

Class C

5,026,803

51,750,174

6,820,065

68,787,912

Class I

14,001,097

143,194,324

12,697,855

127,567,025

Class R1

394,547

4,040,808

381,748

3,829,688

Class R2

7,708,713

78,920,205

5,655,407

56,941,017

Class R3

4,462,455

45,744,844

3,532,952

35,577,880

Class R4

3,137,352

32,426,895

917,796

9,282,098

62,951,350

$645,600,189

62,408,947

$628,071,117

Shares issued to shareholders in reinvestment of distributions

Class A

2,092,509

$21,483,496

2,538,614

$25,594,453

Class B

125,859

1,290,097

226,503

2,279,487

Class C

177,402

1,825,956

200,512

2,026,448

Class I

1,147,562

11,772,037

1,062,592

10,717,601

Class R1

15,593

159,915

18,996

191,277

Class R2

251,598

2,579,819

149,809

1,510,214

Class R3

185,930

1,908,299

136,428

1,376,308

Class R4

48,348

496,050

7,776

78,553

4,044,801

$41,515,669

4,341,230

$43,774,341

Shares reacquired

Class A

(29,372,786
)

$(300,393,949
)

(31,182,922
)

$(313,229,747
)

Class B

(3,764,909
)

(38,469,699
)

(5,470,545
)

(54,932,982
)

Class C

(5,698,132
)

(58,177,566
)

(4,807,469
)

(48,455,838
)

Class I

(3,614,436
)

(37,064,519
)

(11,215,801
)

(112,328,817
)

Class R1

(312,562
)

(3,204,492
)

(360,873
)

(3,622,302
)

Class R2

(2,938,760
)

(30,064,238
)

(2,191,570
)

(21,982,239
)

Class R3

(2,245,914
)

(22,908,988
)

(1,579,439
)

(15,907,194
)

Class R4

(1,634,929
)

(16,803,031
)

(248,104
)

(2,498,397
)

(49,582,428
)

$(507,086,482
)

(57,056,723
)

$(572,957,516
)

35

Notes to Financial Statements – continued

Year ended 2/28/11

Year ended 2/28/10

Shares

Amount

Shares

Amount

Net change

Class A

(613,194
)

$(5,317,715
)

1,508,618

$15,880,164

Class B

(2,085,750
)

(21,249,401
)

(2,993,844
)

(30,083,456
)

Class C

(493,927
)

(4,601,436
)

2,213,108

22,358,522

Class I

11,534,223

117,901,842

2,544,646

25,955,809

Class R1

97,578

996,231

39,871

398,663

Class R2

5,021,551

51,435,786

3,613,646

36,468,992

Class R3

2,402,471

24,744,155

2,089,941

21,046,994

Class R4

1,550,771

16,119,914

677,468

6,862,254

17,413,723

$180,029,376

9,693,454

$98,887,942

The fund is one of several mutual funds in which
the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, and the MFS Conservative Allocation
Fund were the owners of record of approximately 15% and 7%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)

Line of Credit

The fund and certain other funds
managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended February 28, 2011, the fund’s commitment fee and interest expense were
$18,474 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)

Gain Contingency

The fund’s investment
adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement

36

Notes to Financial Statements – continued

with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the
“Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of
Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, any undistributed amounts could be designated “residual”
and distributed to the fund and certain other affected MFS retail funds for the benefit of fund shareholders. In November 2010, the SEC issued an order designating certain undistributed amounts residual and ordering that such amounts be distributed to the affected MFS retail funds. The SEC order designated other undistributed amounts for use in funding certain additional distribution efforts to eligible shareholders. As a result of the SEC’s approval of the residual payments, the fund received $32,855. Additional residual amounts may be received by the fund in the future. Certain procedural conditions of the distribution plan (as modified by the November 2010 SEC order) have not been met to date and, as such, the ultimate timing and amount of any payment of additional residual amounts is not known at this time.

(8)

Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds

Beginning Shares/Par Amount

Acquisitions Shares/Par Amount

Dispositions Shares/Par Amount

Ending Shares/Par Amount

MFS Institutional Money Market Portfolio

154,222,839

670,369,448

(661,930,551
)

162,661,736

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

  Ending
Value

MFS Institutional Money Market Portfolio

$—

$—

$309,979

$162,661,736

37

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of
Trustees and the Shareholders of

MFS Government Securities Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Government Securities Fund (the “Fund”) as of February 28, 2011, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
MFS Government Securities Fund as of February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 15, 2011

38

TRUSTEES AND OFFICERS —

IDENTIFICATION AND BACKGROUND

The
Trustees and officers of the Trust, as of April 1, 2011, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

 Principal Occupations During the Past Five Years & Other Directorships
(j)

INTERESTED TRUSTEES

Robert J. Manning (k) (born 10/20/63)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July
2010)

Robert C. Pozen (k) (born 8/08/46)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010); Medtronic, Inc, (medical devices), Director (since 2004); Harvard Business School
(education), Senior Lecturer (since 2008); The Neilsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November 2007); Bell Canada Enterprises (telecommunications), Director (until February
2009)

INDEPENDENT TRUSTEES

David H. Gunning (born 5/30/42)

Trustee and Chair of Trustees

January 2004

Retired; Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Cleveland-Cliffs
Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (until 2008)

Robert E. Butler (born 11/29/41)

Trustee

January 2006

Consultant – investment company industry regulatory and compliance matters; PricewaterhouseCoopers LLP (professional services firm), Partner (until
2002)

39

Trustees and Officers – continued

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

  Principal Occupations During the Past Five Years &
Other Directorships (j)

  Maureen R. Goldfarb    (born
4/06/55)

Trustee

January 2009

Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer
(until 2004)

William R. Gutow (born 9/27/41)

Trustee

December 1993

Private investor and real estate consultant; Capital Entertainment Management Company (video franchise), Vice Chairman; Atlantic Coast Tan (tanning salons), Vice Chairman (until
2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (born 12/21/44)

Trustee

December 2004

Private investor; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance),
President and Chief Operating Officer (until 2001)

  John P. Kavanaugh    (born
11/04/54)

Trustee

January 2009

Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus
Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)

Trustee

June 1989

Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)

Trustee

March 2005

Private investor; The Travelers Companies (property and casualty insurance), Director; New Profit, Inc. (venture philanthropy), Executive Partner (until
2010)

40

Trustees and Officers – continued

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

  Principal Occupations During the Past Five Years &
Other Directorships (j)

Robert W. Uek (born 5/18/41)

Trustee

January 2006

Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999)

OFFICERS

Maria F. DiOrioDwyer (k) (born 12/01/58)

President

March 2004

Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006)

Christopher R. Bohane (k) (born 1/18/74)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

  John M. Corcoran (k)
(born 4/13/65)

Treasurer

October 2008

Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until
September 2008)

Ethan D. Corey (k) (born 11/21/63)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (born 8/10/68)

Assistant Treasurer

July 2005

Massachusetts Financial Services Company, Vice President

Timothy M. Fagan (k) (born 7/10/68)

Assistant Secretary and Assistant Clerk

September 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Robyn L. Griffin (born 7/04/75)

Assistant Independent Chief Compliance Officer

August 2008

Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant
Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April
2006)

41

Trustees and Officers – continued

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

  Principal Occupations During the Past Five Years &
Other Directorships (j)

  Brian E. Langenfeld (k)
(born 3/07/73)

Assistant Secretary and Assistant Clerk

June 2006

Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April
2006)

Ellen Moynihan (k) (born 11/13/57)

Assistant Treasurer

April 1997

Massachusetts Financial Services Company, Senior Vice President

  Susan S. Newton (k)
(born 3/07/50)

Assistant Secretary and Assistant Clerk

May 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira (k) (born 11/05/70)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum (k) (born 5/01/52)

Secretary and Clerk

January 2006

Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner
(until January 2006)

Frank L. Tarantino (born 3/07/44)

Independent Chief Compliance Officer

June 2004

Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel (k) (born 7/16/70)

Assistant Secretary and Assistant Clerk

October 2007

Massachusetts Financial Services Company, Vice President and Assistant General Counsel

James O. Yost (k) (born 6/12/60)

Assistant Treasurer

September 1990

Massachusetts Financial Services Company, Senior Vice President

(h)
Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from
December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.

(j)
Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not

42

Trustees and Officers – continued

elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Custodian

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

Distributor

MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741

Portfolio Manager

Geoffrey Schechter

  JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081   Independent Registered Public Accounting Firm   Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of
the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at
http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete
schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio
holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012.

44

rev. 3/11

FACTS

WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of personal
information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer
instructions

When you are no
longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does MFS share?

Can you limit this sharing?

  For our everyday business purposes
–   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes –
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 800-225-2606 or go to
mfs.com.

45

Who we are

Who is providing this notice?

MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors,
Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do

How does MFS
protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.

How does MFS collect my personal information?

We collect your personal information, for example,
when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

•sharing for affiliates’ everyday business purposes –
information about your creditworthiness

•affiliates from
using your information to market to you

•sharing for
nonaffiliates to market to you

State laws and individual companies may give you
additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control.
They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information

If you own an MFS product or receive an
MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

46

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Global Real Estate Fund

ANNUAL REPORT

February 28, 2011

GRE-ANN

MFS® GLOBAL REAL ESTATE FUND

SIPC Contact
Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address
(www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO
BANK GUARANTEE

LETTER FROM THE
CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions
expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings

Sun Hung Kai Properties Ltd.

4.5%

Simon Property Group, Inc., REIT

4.1%

SEGRO PLC, REIT

3.2%

Westfield Group, REIT

2.8%

Weyerhaeuser Co.

2.8%

Mitsubishi Estate Co. Ltd.

2.8%

Atrium European Real Estate Ltd.

2.8%

Mitsui Fudosan Co. Ltd.

2.8%

Stockland, IEU

2.6%

BR Malls Participacoes S.A.

2.5%

Equity industries

Real Estate

94.7%

Forest and Paper Products

2.8%

Issuer country weightings

United States

44.8%

Hong Kong

12.2%

Japan

9.8%

Australia

9.2%

United Kingdom

7.4%

France

4.5%

Singapore

3.1%

Austria

2.8%

Brazil

2.5%

Other Countries

3.7%

Percentages are based on net assets as of 2/28/11.

The portfolio
is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended February 28, 2011, Class A shares of the
MFS Global Real Estate Fund (the “fund”) provided a total return of 23.61%, at net asset value. This compares with a return of 29.26% for the fund’s benchmark, the FTSE EPRA/NAREIT Developed Real Estate Index.

Market Environment

The beginning
of the reporting period witnessed a continuation of the financial market and macroeconomic rebounds that had begun in early 2009. These recoveries in global activity and asset valuations were generally synchronized around the world, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recoveries included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the second and third quarters of 2010, heightened
risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused many asset prices to retrench significantly, as many questioned the durability of the global recovery.

Towards the end of the period, the U.S.
Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. However, in a text-book case of “buy the rumor, sell the fact,” the weeks following the early November announcement of further quantitative easing saw a sell-off in U.S. Treasury bonds. This rise in Treasury yields occurred despite risk-off behavior in equities and credit markets (which would normally result in Treasury yield compression), and appears to have been the result of a few factors: signs of improved U.S. and global economic activity; opposition to quantitative easing from some quarters; and crowded long positions in U.S. Treasuries. The December agreement on an expansionary U.S. fiscal package also boosted sentiment, leading markets to reach near-term highs in risky asset valuations.

Detractors from Performance

Security selection of U.S. real estate investments detracted from relative performance. Holdings of real estate investment trusts Parkway Properties, the timing of the fund’s ownership in shares of
Host Hotels & Resorts, and an underweight allocation to strong-performing Equity Residential hurt relative performance over the reporting period.

3

Management Review – continued

Security selection in Austria also held back relative results. Holdings of retail property investment company Atrium European Real Estate (b) (Austria) was among the fund’s top detractors.

Elsewhere, holdings of CapitaLand
(Singapore), SEGRO PLC (United Kingdom), Stockland (Australia), and Nippon Building Fund (Japan) dampened relative returns as these securities underperformed the benchmark. Not owning strong-performing Hongkong Land (Hong Kong) also weighed on relative performance.

The fund’s cash position, which the fund maintained for purposes of liquidity, was another detractor within the up-market environment that occurred during the reporting period.

During the reporting period, the fund’s currency exposure, resulting primarily from holdings of foreign denominated securities, was a detractor from relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

Contributors to Performance

Not owning real estate investments in China helped relative performance as several Chinese real estate firms, all of which were held in the benchmark, performed poorly over the reporting period. These included China Overseas Land & Investment, China Resources Land, and Shimao Property Holdings.

Elsewhere, holdings of specialty real estate company Weyerhaeuser (b), shopping mall operator BR Malls Participacoes (b) (Brazil), commercial real estate investor CapLease, and real estate investment trust Lexington Realty Trust (h) were among the fund’s top contributors. Not owning Sino Land (Hong Kong), Mirvac Real Estate Investment (Australia), and Capitamalls Asia (Singapore) also helped relative results as these benchmark constituents underperformed during the period.

Respectfully,

Richard Gable

Thomas Pedulla

Leo Saraceno

Portfolio Manager

Portfolio Manager

Portfolio Manager

(b)
Security is not a benchmark constituent.

(h)
Security was not held in the portfolio at period end.

The views
expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio.
References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 2/28/11

The
following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data
shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

5

Performance Summary – continued

Total Returns through 2/28/11

Average annual without sales charge

Share class

Class inception date

1-yr

Life (t)

A

3/11/09

23.61%

54.68%

I

3/11/09

23.89%

55.04%

Comparative benchmark

FTSE EPRA/NAREIT Developed Real Estate Index (f)

29.26%

58.97%

Average annual with sales charge

A   With
Initial Sales Charge (5.75%)

16.51%

50.10%

Class I shares do not have a sales charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the commencement of the class’ inception date through the stated period end.

Benchmark Definition

FTSE EPRA/NAREIT Developed Real Estate Index (formerly FTSE
EPRA/NAREIT Global Real Estate Index) – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average
annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

6

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested
at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

Expense Table – continued

Share Class

  Annualized
Expense Ratio

  Beginning
 Account Value
9/01/10

  Ending
 Account Value
2/28/11

  Expenses
 Paid During Period (p)
9/01/10-2/28/11

A

Actual

1.25%

$1,000.00

$1,180.85

$6.76

Hypothetical (h)

1.25%

$1,000.00

$1,018.60

$6.26

I

Actual

1.00%

$1,000.00

$1,182.18

$5.41

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

8

PORTFOLIO OF INVESTMENTS

2/28/11

The Portfolio of Investments is a complete
list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.5%

Issuer

Shares/Par

Value ($)

Forest & Paper Products - 2.8%

Weyerhaeuser Co.

250,183

$
6,106,967

Real Estate - 94.7%

Alexandria Real Estate Equities, Inc., REIT

21,095

$
1,691,819

Associated Estates Realty Corp., REIT

32,543

528,824

Atrium European Real Estate Ltd.

934,542

5,991,580

Beni Stabili S.p.A. (a)

2,027,913

2,079,225

Big Yellow Group PLC, REIT

282,679

1,484,304

BioMed Realty Trust, Inc., REIT

213,445

3,874,027

Boston Properties, Inc., REIT

25,401

2,436,464

BR Malls Participacoes S.A.

573,196

5,460,486

British Land Co. PLC, REIT

242,626

2,301,468

Capital & Counties Properties PLC

699,452

1,701,047

CapitaLand Ltd.

1,792,213

4,601,691

CapLease, Inc., REIT

29,553

158,700

CFS Retail Property Trust, REIT

2,077,035

3,982,635

Corio N.V., REIT

58,904

3,906,130

Cousins Properties, Inc., REIT

231,855

1,966,130

Digital Realty Trust, Inc., REIT

66,202

3,894,002

Douglas Emmett, Inc., REIT

81,718

1,532,213

Duke Realty Corp., REIT

108,275

1,523,429

DuPont Fabros Technology, Inc., REIT

118,997

2,905,907

Entertainment Properties Trust, REIT

72,986

3,479,243

Equity Lifestyle Properties, Inc., REIT

54,595

3,168,694

Equity Residential, REIT

24,345

1,341,653

Federal Realty Investment Trust, REIT

13,939

1,173,385

Global Logistic Properties Ltd. (a)

1,474,325

2,209,090

Hammerson PLC, REIT

145,925

1,105,695

Hang Lung Properties Ltd.

742,013

3,163,178

HCP, Inc., REIT

29,212

1,110,056

Henderson Land Development Co. Ltd.

416,953

2,649,807

Home Properties, Inc., REIT

59,364

3,497,727

Host Hotels & Resorts, Inc., REIT

55,646

1,023,886

Japan Retail Fund Investment Corp., REIT

725

1,246,381

Kimco Realty Corp., REIT

99,707

1,932,322

Klepierre, REIT

78,432

3,059,184

Land Securities Group PLC

207,101

2,580,602

Link, REIT

1,700,101

5,243,795

9

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Real Estate - continued

Mack-Cali Realty Corp., REIT

52,536

$
1,783,072

Macquarie Goodman Group, REIT

3,468,026

2,483,115

Medical Properties Trust, Inc., REIT

421,985

4,949,883

Mercialys

47,060

1,789,434

Mid-America Apartment Communities, Inc., REIT

56,354

3,661,319

Mitsubishi Estate Co. Ltd.

296,412

6,068,630

Mitsui Fudosan Co. Ltd.

280,979

5,981,820

Nationwide Health Properties, Inc., REIT

26,335

1,125,558

New World Development Group

985,366

1,779,706

Nippon Building Fund, Inc., REIT

212

2,224,496

NTT Urban Development Corp.

2,738

2,852,938

Parkway Properties, Inc., REIT

198,915

3,224,412

Plum Creek Timber Co. Inc., REIT

52,790

2,215,068

ProLogis, REIT

57,787

939,617

PSP Swiss Property AG

17,611

1,404,558

Public Storage, Inc., REIT

40,961

4,597,872

Ramco-Gershenson Properties Trust, REIT

163,976

2,215,316

SEGRO PLC, REIT

1,316,524

6,891,462

Simon Property Group, Inc., REIT

81,574

8,976,403

SL Green Realty Corp., REIT

16,612

1,258,027

Starwood Property Trust, Inc., REIT

134,438

3,144,505

Stockland, IEU

1,474,270

5,718,779

Sun Hung Kai Properties Ltd.

601,951

9,741,550

Tanger Factory Outlet Centers, Inc., REIT

59,804

1,593,777

Taubman Centers, Inc., REIT

39,729

2,204,165

Tokyo Tatemono Co. Ltd.

578,694

2,727,897

Unibail-Rodamco

24,526

4,931,166

Ventas, Inc., REIT

39,631

2,196,350

Vornado Realty Trust, REIT

52,309

4,881,999

Westfield Group, REIT

614,459

6,121,039

Westfield Retail Trust, REIT

603,303

1,643,569

Wharf Holdings Ltd.

534,116

3,501,107

$
204,833,388

Total Common Stocks (Identified Cost, $146,351,896)

$
210,940,355

Strike Price

First Exercise

Rights - 0.0%

Real Estate - 0.0%

Wharf Holdings Ltd. (1 share for 1 right) (Identified Cost, $0) (a)

HKD
36.5

3/18/11

53,411

$
100,471

10

Portfolio of Investments – continued

Money Market Funds (v) - 2.1%

Issuer

Shares/Par

Value ($)

MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value

4,515,376

$
4,515,376

Total Investments (Identified Cost, $150,867,272)

$
215,556,202

Other Assets, Less Liabilities - 0.4%

762,124

Net Assets - 100.0%

$
216,318,326

(a)
Non-income producing security.

(v)
Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU

International Equity Unit

PLC

Public Limited Company

REIT

Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11

This statement represents
your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets

Investments-

Non-affiliated issuers, at value (identified cost, $146,351,896)

$211,040,826

Underlying affiliated funds, at cost and value

4,515,376

Total investments, at value (identified cost, $150,867,272)

$215,556,202

Foreign currency, at value (identified cost, $530,587)

534,577

Receivables for

Fund shares sold

105,870

Interest and dividends

222,780

Other assets

2,040

Total assets

$216,421,469

Liabilities

Payable for fund shares reacquired

$2,153

Payable to affiliates

Investment adviser

21,172

Shareholder servicing costs

24

Distribution and service fees

6

Payable for independent Trustees’ compensation

787

Accrued expenses and other liabilities

79,001

Total liabilities

$103,143

Net assets

$216,318,326

Net assets consist of

Paid-in capital

$158,963,686

Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies

64,694,078

Accumulated distributions in excess of net realized gain on investments and foreign currency transactions

(8,431,302
)

Undistributed net investment income

1,091,864

Net assets

$216,318,326

Shares of beneficial interest outstanding

14,840,666

Net assets

Shares outstanding

Net asset value per share (a)

Class A

$236,332

16,225

$14.57

Class I

216,081,994

14,824,441

14.58

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was
$15.46 [100 / 94.25 x $14.57]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Year ended 2/28/11

This statement describes how
much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income

Income

Dividends

$9,033,178

Dividends from underlying affiliated funds

6,183

Foreign taxes withheld

(148,338
)

Total investment income

$8,891,023

Expenses

Management fee

$1,677,053

Distribution and service fees

522

Shareholder servicing costs

185

Administrative services fee

35,733

Independent Trustees’ compensation

6,223

Custodian fee

67,023

Shareholder communications

6,443

Auditing fees

51,379

Legal fees

3,213

Miscellaneous

25,125

Total expenses

$1,872,899

Fees paid indirectly

(7
)

Reduction of expenses by investment adviser

(864
)

Net expenses

$1,872,028

Net investment income

$7,018,995

Realized and unrealized gain (loss) on investments and foreign currency transactions

Realized gain (loss) (identified cost basis)

Investment transactions

$14,785,897

Foreign currency transactions

3,678

Net realized gain (loss) on investments and foreign currency transactions

$14,789,575

Change in unrealized appreciation (depreciation)

Investments

$19,304,302

Translation of assets and liabilities in foreign currencies

(2,874
)

Net unrealized gain (loss) on investments and foreign currency translation

$19,301,428

Net realized and unrealized gain (loss) on investments and foreign currency

$34,091,003

Change in net assets from operations

$41,109,998

See Notes to
Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Years ended 2/28

2011

2010 (c)

Change in net assets

From operations

Net investment income

$7,018,995

$4,759,522

Net realized gain (loss) on investments and foreign currency transactions

14,789,575

41,578,017

Net unrealized gain (loss) on investments and foreign currency translation

19,301,428

45,392,650

Change in net assets from operations

$41,109,998

$91,730,189

Distributions declared to shareholders

From net investment income

$(10,363,080
)

$(17,316,456
)

From net realized gain on investments

(20,475,685
)

(26,270,995
)

Total distributions declared to shareholders

$(30,838,765
)

$(43,587,451
)

Change in net assets from fund share transactions

$41,508,984

$116,395,371

Total change in net assets

$51,780,217

$164,538,109

Net assets

At beginning of period

164,538,109

—

  At end of period (including undistributed net investment income of $1,091,864 and $190,741, respectively)

$216,318,326

$164,538,109

(c)
For the period from the commencement of the fund’s investment operations, March 11, 2009 through the stated period end.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A

Year ended 2/28/11

Period ended 2/28/10 (c)

Net asset value, beginning of period

$14.02

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.49

$0.42

Net realized and unrealized gain (loss) on investments and foreign currency

2.46

8.68

Total from investment operations

$2.95

$9.10

Less distributions declared to shareholders

From net investment income

$(0.77
)

$(2.00
)

From net realized gain on investments

(1.63
)

(3.08
)

Total distributions declared to shareholders

$(2.40
)

$(5.08
)

Net asset value, end of period

$14.57

$14.02

Total return (%) (r)(s)(t)

23.61

91.24
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.25

1.28
(a)

Expenses after expense reductions (f)

1.25

1.28
(a)

Net investment income

3.45

2.89
(a)

Portfolio turnover

33

91

Net assets at end of period (000 omitted)

$236

$191

See Notes to
Financial Statements

15

Financial Highlights – continued

Class I

Year ended 2/28/11

Period ended 2/28/10 (c)

Net asset value, beginning of period

$14.03

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.54

$0.47

Net realized and unrealized gain (loss) on investments and foreign currency

2.45

8.67

Total from investment operations

$2.99

$9.14

Less distributions declared to shareholders

From net investment income

$(0.81
)

$(2.03
)

From net realized gain on investments

(1.63
)

(3.08
)

Total distributions declared to shareholders

$(2.44
)

$(5.11
)

Net asset value, end of period

$14.58

$14.03

Total return (%) (r)(s)

23.89

91.71
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.00

1.03
(a)

Expenses after expense reductions (f)

1.00

1.03
(a)

Net investment income

3.77

3.22
(a)

Portfolio turnover

33

91

Net assets at end of period (000 omitted)

$216,082

$164,347

(a)
Annualized.

(c)
For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)
Not annualized.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

See
Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

(1)

Business and Organization

MFS Global Real Estate
Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)

Significant Accounting Policies

General
– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last

17

Notes to Financial Statements – continued

quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.
Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

18

Notes to Financial Statements – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in
determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs
(including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value

Level 1

Level 2

Level 3

Total

Equity Securities:

United States

$92,312,791

$—

$—

$92,312,791

Hong Kong

6,664,285

19,515,329

—

26,179,614

Japan

—

21,102,162

—

21,102,162

Australia

—

19,949,137

—

19,949,137

United Kingdom

16,064,578

—

—

16,064,578

France

9,779,784

—

—

9,779,784

Singapore

—

6,810,781

—

6,810,781

Austria

5,991,580

—

—

5,991,580

Brazil

5,460,486

—

—

5,460,486

Other Countries

7,389,913

—

—

7,389,913

Mutual Funds

4,515,376

—

—

4,515,376

Total Investments

$148,178,793

$67,377,409

$—

$215,556,202

For further information regarding security
characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to
$52,167,551 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other

19

Notes to Financial Statements – continued

observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of
foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may
receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

20

Notes to Financial Statements – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns since the inception of the fund remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions
declared to shareholders for the period ended February 28, 2011 is as follows:

2/28/11

2/28/10

Ordinary income (including any short-term capital gains)

$26,689,299

$43,587,451

Long-term capital gain

4,149,466

—

Total distributions

$30,838,765

$43,587,451

The federal tax cost and the tax basis
components of distributable earnings were as follows:

As of 2/28/11

Cost of investments

$161,965,186

Gross appreciation

54,960,245

Gross depreciation

(1,369,229
)

Net unrealized appreciation (depreciation)

$53,591,016

Undistributed ordinary income

1,516,372

Undistributed long-term capital gain

2,249,234

Other temporary differences

(1,982
)

21

Notes to Financial Statements – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of
Changes in Net Assets are presented by class as follows:

From net investment income

From net realized gain on investments

Year ended 2/28/11

Period ended 2/28/10 (c)

Year ended 2/28/11

Period ended 2/28/10 (c)

Class A

$11,221

$19,954

$22,957

$30,762

Class I

10,351,859

17,296,502

20,452,728

26,240,233

Total

$10,363,080

$17,316,456

$20,475,685

$26,270,995

(c)
For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.

(3)

Transactions with Affiliates

Investment
Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets

0.90
%

Next $1.5 billion of average daily net assets

0.75
%

Average daily net assets in excess of $2.5 billion

0.65
%

The management fee incurred for the year ended
February 28, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The adviser and the
fund have retained Sun Capital Advisers LLC, referred to as Sun Capital or the sub-adviser, as a sub-adviser to the fund. MFS pays a sub-advisory fee to Sun Capital at the following rates:

First $1 billion of average daily net assets

0.40
%

Next $1.5 billion of average daily net assets

0.33
%

Average daily net assets in excess of $2.5 billion

0.29
%

The fund is not responsible for paying the
sub-advisory fee. At a meeting held on April 12, 2011, the fund’s Board of Trustees approved the termination of the sub-advisory agreement with Sun Capital effective on or about May 1, 2011.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the year ended
February 28, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has
adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

22

Notes to Financial Statements – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to
MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee
Table:

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

Class A

—

0.25%

0.25%

0.25%

$522

(d)
In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)
The annual effective rates represent actual fees incurred under the distribution plan for the year ended February 28, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the year ended February 28, 2011.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended February 28, 2011, these costs amounted to $185. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.
Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended February 28, 2011 was equivalent to an annual effective rate of 0.0192% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and
Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services

23

Notes to Financial Statements – continued

to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and
Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino
LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,741 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $864, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 11, 2009, MFS purchased 10,000 shares of Class A for an amount of $100,000. At February 28, 2011, MFS was the sole shareholder of the class.

(4)

Portfolio Securities

Purchases and sales of
investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $79,381,511 and $60,654,930, respectively.

(5)

Shares of Beneficial Interest

The fund’s
Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Year ended 2/28/11

Period ended 2/28/10 (c)

Shares

Amount

Shares

Amount

Shares sold

Class A

—

$—

10,000

$100,000

Class I

2,192,094

30,476,722

12,642,755

130,025,125

2,192,094

$30,476,722

12,652,755

$130,125,125

24

Notes to Financial Statements – continued

Year ended 2/28/11

Period ended 2/28/10 (c)

Shares

Amount

Shares

Amount

Shares issued to shareholders in reinvestment of distributions

Class A

2,584

$34,178

3,641

$50,716

Class I

2,327,776

30,804,587

3,125,394

43,536,735

2,330,360

$30,838,765

3,129,035

$43,587,451

Shares reacquired

Class I

(1,412,034
)

$(19,806,503
)

(4,051,544
)

$(57,317,205
)

Net change

Class A

2,584

$34,178

13,641

$150,716

Class I

3,107,836

41,474,806

11,716,605

116,244,655

3,110,420

$41,508,984

11,730,246

$116,395,371

(c)
For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.

Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares were not publicly available for sale during the period. During the period, the fund’s Class I shares were available for sale only to funds distributed by MFD that invest primarily in shares of other MFS funds (“MFS fund-of-funds”). Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, MFS Lifetime
2040 Fund, and MFS Lifetime 2020 Fund were the owners of record of approximately 38%, 27%, 24%, 6%, 2%, 1% and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2050 Fund, MFS Lifetime 2010 Fund,
and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)

Line of Credit

The fund and certain other funds
managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established

25

Notes to Financial Statements – continued

unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended February 28, 2011, the fund’s commitment fee and interest expense were $1,948 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)

Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds

Beginning Shares/Par Amount

Acquisitions Shares/Par Amount

Dispositions Shares/Par Amount

Ending Shares/Par Amount

MFS Institutional Money Market Portfolio

4,900,846

55,421,942

(55,807,412
)

4,515,376

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Institutional Money Market Portfolio

$—

$—

$6,183

$4,515,376

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of

MFS Global
Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Real Estate Fund (the Fund), including the portfolio of investments, as of February 28, 2011, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the Fund’s custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the
financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Real Estate Fund at February 28, 2011, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 15, 2011

27

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of April 1, 2011, are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

 Principal Occupations During the Past Five Years & Other Directorships
(j)

INTERESTED TRUSTEES

Robert J. Manning (k) (born 10/20/63)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July
2010)

Robert C. Pozen (k) (born 8/08/46)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010); Medtronic, Inc, (medical devices), Director (since 2004); Harvard Business School
(education), Senior Lecturer (since 2008); The Neilsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November 2007); Bell Canada Enterprises (telecommunications), Director (until February
2009)

INDEPENDENT TRUSTEES

David H. Gunning (born 5/30/42)

Trustee and Chair of Trustees

January 2004

Retired; Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Cleveland-Cliffs
Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (until 2008)

Robert E. Butler (born 11/29/41)

Trustee

January 2006

Consultant – investment company industry regulatory and compliance matters; PricewaterhouseCoopers LLP (professional services firm), Partner (until
2002)

28

Trustees and Officers – continued

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

  Principal Occupations During the Past Five Years &
Other Directorships (j)

  Maureen R. Goldfarb    (born
4/06/55)

Trustee

January 2009

Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer
(until 2004)

William R. Gutow (born 9/27/41)

Trustee

December 1993

Private investor and real estate consultant; Capital Entertainment Management Company (video franchise), Vice Chairman; Atlantic Coast Tan (tanning salons), Vice Chairman (until
2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (born 12/21/44)

Trustee

December 2004

Private investor; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance),
President and Chief Operating Officer (until 2001)

  John P. Kavanaugh    (born
11/04/54)

Trustee

January 2009

Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus
Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)

Trustee

June 1989

Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)

Trustee

March 2005

Private investor; The Travelers Companies (property and casualty insurance), Director; New Profit, Inc. (venture philanthropy), Executive Partner (until
2010)

29

Trustees and Officers – continued

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

  Principal Occupations During the Past Five Years &
Other Directorships (j)

Robert W. Uek (born 5/18/41)

Trustee

January 2006

Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999)

OFFICERS

Maria F. DiOrioDwyer (k) (born 12/01/58)

President

March 2004

Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006)

Christopher R. Bohane (k) (born 1/18/74)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

  John M. Corcoran (k)
(born 4/13/65)

Treasurer

October 2008

Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until
September 2008)

Ethan D. Corey (k) (born 11/21/63)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (born 8/10/68)

Assistant Treasurer

July 2005

Massachusetts Financial Services Company, Vice President

Timothy M. Fagan (k) (born 7/10/68)

Assistant Secretary and Assistant Clerk

September 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Robyn L. Griffin (born 7/04/75)

Assistant Independent Chief Compliance Officer

August 2008

Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant
Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April
2006)

30

Trustees and Officers – continued

Name, Date of Birth

Position(s) Held with Fund

Trustee/Officer Since (h)

  Principal Occupations During the Past Five Years &
Other Directorships (j)

  Brian E. Langenfeld (k)
(born 3/07/73)

Assistant Secretary and Assistant Clerk

June 2006

Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April
2006)

Ellen Moynihan (k) (born 11/13/57)

Assistant Treasurer

April 1997

Massachusetts Financial Services Company, Senior Vice President

  Susan S. Newton (k)
(born 3/07/50)

Assistant Secretary and Assistant Clerk

May 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira (k) (born 11/05/70)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum (k) (born 5/01/52)

Secretary and Clerk

January 2006

Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner
(until January 2006)

Frank L. Tarantino (born 3/07/44)

Independent Chief Compliance Officer

June 2004

Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel (k) (born 7/16/70)

Assistant Secretary and Assistant Clerk

October 2007

Massachusetts Financial Services Company, Vice President and Assistant General Counsel

James O. Yost (k) (born 6/12/60)

Assistant Treasurer

September 1990

Massachusetts Financial Services Company, Senior Vice President

(h)
Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from
December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.

(j)
Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not

31

Trustees and Officers – continued

elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Portfolio Managers

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

Sub-Investment Adviser

Sun Capital Advisers LLC
One Sun Life Executive Park, Wellesley Hills, MA
02481

Distributor

MFS Fund Distributors,
Inc.
500 Boylston Street, Boston, MA 02116-3741

Richard Gable

Thomas Pedulla

Leo Saraceno

Custodian

State Street Bank and Trust
1 Lincoln Street, Boston, MA 02111-2900

Independent Registered Public Accounting Firm

Ernst &
Young LLP

200 Clarendon Street, Boston, MA 02116

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of
the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at
http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete
schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio
holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

33

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15%
tax rate.

The fund designates $5,452,000 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $4,897,391. The fund intends to pass through foreign tax credits of $162,703 for the fiscal year.

34

rev. 3/11

FACTS

WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of personal
information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer
instructions

When you are no
longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does MFS share?

Can you limit this sharing?

  For our everyday business purposes
–   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes –
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 800-225-2606 or go to
mfs.com.

35

Who we are

Who is providing this notice?

MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors,
Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do

How does MFS
protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.

How does MFS collect my personal information?

We collect your personal information, for example,
when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

•sharing for affiliates’ everyday business purposes –
information about your creditworthiness

•affiliates from
using your information to market to you

•sharing for
nonaffiliates to market to you

State laws and individual companies may give you
additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control.
They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information

If you own an MFS product or receive an
MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

36

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.
CODE OF ETHICS.

The Registrant has
adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the
Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are
“independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission
has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The
Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the “Funds” and singularly as a “Fund”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the
Funds (“MFS Related Entities”).

For the fiscal years ended February 28, 2011 and February 28, 2010, respectively, audit fees billed to the Funds** by Deloitte and E&Y were as follows:

Audit Fees

2011

2010

Fees billed by Deloitte:

MFS Government Securities Fund

44,397

43,923

Audit Fees

2011

2010

Fees billed by E&Y:

MFS Diversified Income Fund

48,516

47,196

MFS Global Real Estate Fund

40,987

39,750

Total

89,503

86,946

For the fiscal years ended
February 28, 2011 and February 28, 2010, respectively, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related
Entities ** were as follows:

Audit-Related Fees[1]

Tax Fees[2]

All Other Fees[3]

2011

2010

2011

2010

2011

2010

Fees billed by Deloitte:

To MFS Government Securities Fund

0

0

6,225

6,157

933

1,351

To MFS and MFS Related Entities of MFS Government Securities Fund *

1,157,606

1,056,757

0

0

113,100

59,174

2011

2010

Aggregate fees for non-audit services:

To MFS Government Securities Fund, MFS and MFS Related Entities#

1,677,760

1,296,564

Audit-Related Fees[1]

Tax Fees[2]

All Other Fees[4]

2011

2010

2011

2010

2011

2010

Fees billed by E&Y:

To MFS Diversified Income Fund

0

0

7,314

6,810

0

0

To MFS Global Real Estate Fund

0

0

9,024

8,500

0

0

Total fees billed by E&Y To above Funds

0

0

16,338

15,310

0

0

To MFS and MFS Related Entities of MFS Diversified Income Fund*

0

0

0

0

0

0

To MFS and MFS Related Entities of MFS Global Real Estate Fund *

0

0

0

0

0

0

2011

2010

Aggregate fees for non-audit services:

To MFS Diversified Income Fund, MFS and MFS Related Entities#

241,102

247,063

To MFS Global Real Estate Fund, MFS and MFS Related Entities#

242,812

248,753

**
This information is not provided for the MFS New Discovery Value Fund, a series of the Registrant, because the fund did not commence investment operations during the reporting period.

*
This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds
(portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#
This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit
Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings, review of internal controls and review of Rule 38a-1 compliance program.

[4]
  The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit
Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit
Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire
Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.
INVESTMENTS

A schedule of investments of
the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a)
File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the
Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR
270.30a-2): Attached hereto.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)),
Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIIII

By (Signature and Title)*

MARIA F. DIORIODWYER

Maria F. DiOrioDwyer, President

Date:
April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

MARIA F. DIORIODWYER

Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*

JOHN M. CORCORAN

John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*
Print name and title of each signing officer under his or her signature.